UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2014

1.800346.110

PUR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Delphi Automotive PLC	33,193	$ 2,292
Johnson Controls, Inc.	1,000,800	48,399
		50,691
Automobiles - 0.2%
General Motors Co.	193,833	6,703
General Motors Co.:
warrants 7/10/16 (a)	5,412	133
warrants 7/10/19 (a)	5,412	89
Motors Liquidation Co. GUC Trust (a)	28,150	703
Tesla Motors, Inc. (a)	133,400	27,717
		35,345
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(o)	1,945	3
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	150,000	3,957
Dunkin' Brands Group, Inc.	956,900	42,831
Las Vegas Sands Corp.	510,100	39,033
PB Investor I LLC (a)	9,088	23
Starbucks Corp.	1,651,300	120,941
Station Holdco LLC (a)(m)(o)	1,194,419	3,034
Station Holdco LLC:
unit (a)(m)(o)	2,660	1
warrants 6/15/18 (a)(m)(o)	75,658	19
Vail Resorts, Inc.	713,827	49,747
Wyndham Worldwide Corp.	531,500	39,294
		298,880
Household Durables - 0.2%
PulteGroup, Inc.	2,422,900	47,392
Wayfair LLC Series B (m)(o)	266,909	7,000
		54,392
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	286,100	89,421
JD.com, Inc. sponsored ADR	177,000	4,425
Jumei International Holding Ltd. sponsored ADR	50,400	1,386
Netflix, Inc. (a)	63,900	26,699
priceline.com, Inc. (a)	91,600	117,123
Spotify Technology SA (o)	15,765	18,959
		258,013
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.4%
CBS Corp. Class B	2,141,000	$ 127,625
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	266,800
Cumulus Media, Inc. Class A (a)	398,000	2,515
ITV PLC	10,579,000	32,291
Legend Pictures LLC (a)(m)(o)	49,141	88,601
Lions Gate Entertainment Corp. (e)	1,339,600	35,004
Publicis Groupe SA (e)	314,200	27,103
The Walt Disney Co.	284,190	23,875
Time Warner Cable, Inc.	771,500	108,905
Tribune Co. Class A (a)	13,773	1,091
Twenty-First Century Fox, Inc. Class A	1,024,900	36,292
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	60,798
		810,900
Multiline Retail - 0.0%
Nordstrom, Inc.	81,300	5,533
Specialty Retail - 0.9%
Home Depot, Inc.	1,734,800	139,183
TJX Companies, Inc.	1,513,300	82,399
		221,582
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,331,100	34,149
C. Wonder LLC (a)(m)(o)	619,047	19,500
lululemon athletica, Inc. (a)	537,200	23,975
Michael Kors Holdings Ltd. (a)	200,961	18,967
NIKE, Inc. Class B	1,421,300	109,312
Ralph Lauren Corp.	218,400	33,520
Tory Burch LLC (a)(m)(o)	324,840	23,111
		262,534
TOTAL CONSUMER DISCRETIONARY		1,997,873
CONSUMER STAPLES - 6.0%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	1,680,900	76,716
Monster Beverage Corp. (a)	975,000	67,646
The Coca-Cola Co.	2,476,100	101,297
		245,659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	578,500	$ 67,118
CVS Caremark Corp.	2,250,500	176,259
Kroger Co.	2,351,500	112,261
Walgreen Co.	1,243,200	89,399
		445,037
Food Products - 1.3%
Bunge Ltd.	833,000	64,732
Hillshire Brands Co.	192,300	10,246
Keurig Green Mountain, Inc.	557,100	62,830
Mead Johnson Nutrition Co. Class A	911,700	81,570
Mondelez International, Inc.	790,700	29,746
The Hershey Co.	135,900	13,229
Tyson Foods, Inc. Class A	461,300	19,587
WhiteWave Foods Co. (a)	746,300	23,501
		305,441
Household Products - 0.6%
Procter & Gamble Co.	1,755,400	141,819
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,033,500	79,187
L'Oreal SA	235,600	41,108
		120,295
Tobacco - 0.7%
Lorillard, Inc.	1,686,400	104,843
Reynolds American, Inc.	992,600	59,189
		164,032
TOTAL CONSUMER STAPLES		1,422,283
ENERGY - 6.8%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	389,500	24,909
Halliburton Co.	2,664,700	172,246
Ocean Rig UDW, Inc. (United States)	944,200	17,175
Schlumberger Ltd.	1,852,800	192,765
		407,095
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	2,302,100	236,794
Cabot Oil & Gas Corp.	2,122,500	76,919
Chevron Corp.	1,577,900	193,750
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	179,500	$ 23,179
ConocoPhillips Co.	1,741,400	139,208
EOG Resources, Inc.	1,642,700	173,798
EP Energy Corp.	110,000	2,207
EQT Corp.	217,900	23,289
Marathon Petroleum Corp.	718,600	64,236
MPLX LP	290,600	16,611
Noble Energy, Inc.	386,011	27,820
Phillips 66 Co.	636,900	54,003
Pioneer Natural Resources Co.	138,700	29,149
PrairieSky Royalty Ltd.	161,500	5,399
Southwestern Energy Co. (a)	657,200	29,883
Suncor Energy, Inc.	424,300	16,329
The Williams Companies, Inc.	531,700	24,969
Valero Energy Corp.	1,011,100	56,672
Valero Energy Partners LP	50,000	2,222
		1,196,437
TOTAL ENERGY		1,603,532
FINANCIALS - 10.1%
Banks - 5.3%
Bank of America Corp.	22,200,600	336,117
Citigroup, Inc.	681,340	32,411
First Republic Bank	50,000	2,543
JPMorgan Chase & Co.	4,885,423	271,483
M&T Bank Corp. (e)	457,400	55,515
Prosperity Bancshares, Inc.	547,627	31,834
SunTrust Banks, Inc.	2,158,500	82,714
TCF Financial Corp.	1,258,400	19,996
U.S. Bancorp	3,095,400	130,595
Wells Fargo & Co.	6,041,940	306,810
		1,270,018
Capital Markets - 1.1%
BlackRock, Inc. Class A	210,200	64,090
Carlyle Group LP	331,900	10,279
E*TRADE Financial Corp. (a)	2,255,500	45,945
Evercore Partners, Inc. Class A	422,000	23,227
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	1,732,800	$ 63,594
The Blackstone Group LP	1,833,300	56,979
		264,114
Consumer Finance - 1.4%
American Express Co.	1,420,800	130,003
Capital One Financial Corp.	1,727,100	136,251
Navient Corp.	2,315,700	36,588
SLM Corp.	2,315,700	19,938
		322,780
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	593,400	76,157
Insurance - 1.5%
ACE Ltd.	1,130,600	117,255
American International Group, Inc.	541,600	29,284
MetLife, Inc.	2,212,900	112,703
The Travelers Companies, Inc.	975,000	91,114
		350,356
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	297,800	8,306
American Tower Corp.	1,135,500	101,775
		110,081
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	48,000	1,785
TOTAL FINANCIALS		2,395,291
HEALTH CARE - 11.6%
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc. (a)	2,068,004	42,704
Acceleron Pharma, Inc.	130,400	3,870
Actelion Ltd.	247,330	24,581
Alexion Pharmaceuticals, Inc. (a)	614,500	102,204
Amgen, Inc.	1,729,700	200,628
Biogen Idec, Inc. (a)	462,300	147,645
Cubist Pharmaceuticals, Inc.	470,200	31,315
Cubist Pharmaceuticals, Inc. rights (a)	635,000	105
Dicerna Pharmaceuticals, Inc. (e)	384,600	6,215
Genmab A/S (a)	466,200	18,775
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Geron Corp. (a)	3,141,000	$ 6,533
Gilead Sciences, Inc. (a)	1,704,400	138,414
Grifols SA ADR	633,380	26,361
Macrogenics, Inc.	226,200	4,221
Medivation, Inc. (a)	373,400	27,195
Neurocrine Biosciences, Inc. (a)	918,100	12,752
XOMA Corp. (a)	1,530,200	6,335
		799,853
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	8,379,300	107,506
Covidien PLC	503,778	36,831
Edwards Lifesciences Corp. (a)	206,800	16,792
The Cooper Companies, Inc.	349,559	45,100
		206,229
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	50,851
Express Scripts Holding Co. (a)	38,400	2,744
HCA Holdings, Inc. (a)	1,087,800	57,643
McKesson Corp.	877,800	166,466
Qualicorp SA (a)	4,200,900	44,254
		321,958
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)	10,425,300	6,255
Castlight Health, Inc. Class B (e)	192,500	2,922
Cerner Corp. (a)	593,000	32,052
		41,229
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,095,655	62,387
Illumina, Inc. (a)	597,562	94,564
		156,951
Pharmaceuticals - 5.2%
AbbVie, Inc.	2,437,000	132,402
Actavis PLC (a)	1,107,056	234,187
Bristol-Myers Squibb Co.	2,267,200	112,771
Jazz Pharmaceuticals PLC (a)	114,600	16,257
Johnson & Johnson	2,720,700	276,042
Merck & Co., Inc.	3,532,300	204,379
Perrigo Co. PLC	234,600	32,422
Pfizer, Inc.	1,186,100	35,144
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Prestige Brands Holdings, Inc. (a)	581,402	$ 19,884
Salix Pharmaceuticals Ltd. (a)	249,436	28,456
Shire PLC sponsored ADR	329,434	57,121
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	38,413
TherapeuticsMD, Inc. (a)	5,996,914	24,347
Valeant Pharmaceuticals International (Canada) (a)	160,411	21,058
		1,232,883
TOTAL HEALTH CARE		2,759,103
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	557,100	65,805
Honeywell International, Inc.	1,372,800	127,876
Precision Castparts Corp.	160,352	40,566
The Boeing Co.	1,787,700	241,786
United Technologies Corp.	1,318,279	153,210
		629,243
Air Freight & Logistics - 0.4%
FedEx Corp.	648,800	93,531
Airlines - 0.4%
American Airlines Group, Inc.	836,900	33,610
Delta Air Lines, Inc.	1,560,900	62,296
		95,906
Building Products - 0.0%
Masonite International Corp. (a)	5,358	282
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	57
warrants 6/9/16 (a)	19,485	141
		480
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,154	1,643
Electrical Equipment - 0.1%
Generac Holdings, Inc.	300,400	14,623
SolarCity Corp. (a)(e)	89,800	4,715
		19,338
Industrial Conglomerates - 1.3%
3M Co.	903,100	128,737
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.	1,819,500	$ 142,703
General Electric Co.	1,696,200	45,441
		316,881
Machinery - 1.4%
Caterpillar, Inc.	1,240,300	126,796
Cummins, Inc.	379,700	58,068
Deere & Co.	284,300	25,920
Ingersoll-Rand PLC	1,031,400	61,698
Manitowoc Co., Inc.	2,150,600	58,174
		330,656
Professional Services - 0.2%
Towers Watson & Co.	340,800	38,343
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	437,700	33,992
Norfolk Southern Corp.	744,400	74,998
Union Pacific Corp.	586,356	116,843
		225,833
TOTAL INDUSTRIALS		1,751,854
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,285,800	31,656
QUALCOMM, Inc.	2,142,600	172,372
		204,028
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	737,800	70,681
Arrow Electronics, Inc. (a)	388,800	22,434
E Ink Holdings, Inc. GDR (a)(g)	140,100	877
TE Connectivity Ltd.	397,500	23,635
		117,627
Internet Software & Services - 4.1%
Facebook, Inc. Class A (a)	4,429,960	280,416
Google, Inc.:
Class A (a)	458,700	262,216
Class C (a)	486,200	272,748
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	2,635
GDR (Reg. S) (a)	289,900	9,868
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Naver Corp.	24,404	$ 18,123
Pandora Media, Inc. (a)	23,894	586
Tencent Holdings Ltd.	3,228,500	45,390
Viggle, Inc.	56,268	285
Yahoo!, Inc. (a)	2,451,000	84,927
		977,194
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	1,616,800	78,593
MasterCard, Inc. Class A	1,024,700	78,338
Visa, Inc. Class A	614,300	131,970
		288,901
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	1,312,700	43,490
Broadcom Corp. Class A	200	6
Cree, Inc. (a)	538,600	25,917
Freescale Semiconductor, Inc. (a)	2,189,700	48,589
Intel Corp.	3,567,900	97,475
Micron Technology, Inc. (a)	552,100	15,785
NXP Semiconductors NV (a)	1,515,400	94,106
Spansion, Inc. Class A (a)	1,435,757	27,351
Xilinx, Inc.	649,800	30,515
		383,234
Software - 2.9%
Activision Blizzard, Inc.	1,712,100	35,577
Adobe Systems, Inc. (a)	1,569,800	101,315
Autodesk, Inc. (a)	377,700	19,780
Microsoft Corp.	7,347,100	300,790
Oracle Corp.	2,952,000	124,043
Red Hat, Inc. (a)	296,300	14,851
salesforce.com, Inc. (a)	1,078,200	56,746
VMware, Inc. Class A (a)	219,800	21,211
Workday, Inc. Class A (a)	113,900	8,926
		683,239
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	988,100	625,467
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	2,448,800	$ 65,040
Hewlett-Packard Co.	1,658,900	55,573
		746,080
TOTAL INFORMATION TECHNOLOGY		3,400,303
MATERIALS - 2.5%
Chemicals - 2.1%
Ashland, Inc.	24	2
Celanese Corp. Class A	67	4
CF Industries Holdings, Inc.	231,206	56,255
E.I. du Pont de Nemours & Co.	1,016,475	70,452
Ferro Corp. (a)	3,408,200	43,625
Huntsman Corp.	1,661,620	44,349
Intrepid Potash, Inc. (a)(e)	1,669,800	27,067
LyondellBasell Industries NV Class A	49,998	4,978
Methanex Corp.	539,800	30,965
Monsanto Co.	508,800	61,997
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	46,539
RPM International, Inc.	530,800	22,862
W.R. Grace & Co. (a)	488,200	44,953
Wacker Chemie AG (e)	228,300	26,979
Westlake Chemical Corp.	212,700	17,197
		498,224
Construction Materials - 0.3%
Eagle Materials, Inc.	338,400	29,431
Vulcan Materials Co.	739,600	45,093
		74,524
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	266,500	26,924
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR	57,230	904
TOTAL MATERIALS		600,576
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Broadview Networks Holdings, Inc. (a)	123,987	310
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad SA	106,588	$ 34,072
Verizon Communications, Inc.	3,893,848	194,537
		228,919
Wireless Telecommunication Services - 0.3%
SoftBank Corp.	446,800	32,480
T-Mobile U.S., Inc. (a)	1,147,500	39,394
		71,874
TOTAL TELECOMMUNICATION SERVICES		300,793
UTILITIES - 1.3%
Electric Utilities - 1.0%
Edison International	1,504,007	82,931
NextEra Energy, Inc.	1,041,900	101,439
PPL Corp.	1,863,900	65,404
		249,774
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	462,431	15,584
Multi-Utilities - 0.2%
Sempra Energy	461,500	46,312
TOTAL UTILITIES		311,670
TOTAL COMMON STOCKS (Cost $12,126,715)		16,543,278
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (o)	1,082,251	5,000
Roku, Inc. 8.00% (a)(o)	5,520,836	6,294
		11,294
Media - 0.2%
Vice Holdings, Inc. Series A (a)(o)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		55,032
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (o)	159,864,334	$ 6,331
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (o)	371,968	12,982
TOTAL CONVERTIBLE PREFERRED STOCKS		74,345
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	118,600	31,526
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	12,375	297
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (g)	8,853	8,928
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,248
TOTAL FINANCIALS		19,473
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	961,655	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,999
TOTAL PREFERRED STOCKS (Cost $89,295)		125,344
Corporate Bonds - 13.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 371	$ 344
3.5% 1/15/31 (g)	2,744	2,541
Mood Media Corp. 10% 10/31/15 (g)	32	29
		2,914
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/16 (o)	12,246	17,880
8% 12/6/16 (o)	3,482	5,083
		22,963
TOTAL CONVERTIBLE BONDS		25,877
Nonconvertible Bonds - 13.4%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Affinia Group, Inc. 7.75% 5/1/21	250	267
Chassix, Inc. 9.25% 8/1/18 (g)	470	509
Dana Holding Corp.:
5.375% 9/15/21	880	913
6% 9/15/23	880	931
Delphi Corp. 6.125% 5/15/21	1,690	1,882
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(j)	1,565	1,653
Tenneco, Inc. 6.875% 12/15/20	2,415	2,641
		8,796
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (g)	3,577	3,623
Ford Motor Co. 7.45% 7/16/31	8,972	11,961
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/49 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.25% 7/15/23 (d)	$ 5,475	$ 0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,564
		17,148
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	378
LKQ Corp. 4.75% 5/15/23	265	259
		637
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	554	569
4.25% 6/15/23 (g)	3,903	4,093
5.75% 6/15/43 (g)	2,809	3,291
Laureate Education, Inc. 9.25% 9/1/19 (g)	4,040	4,242
Service Corp. International 5.375% 1/15/22	505	521
		12,716
Hotels, Restaurants & Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	509
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	1,975	1,570
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	2,095	2,113
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	890	710
Choice Hotels International, Inc. 5.75% 7/1/22	390	416
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)(g)	2,861	2,031
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (g)	480	498
4.875% 11/1/20 (g)	1,255	1,299
5.375% 11/1/23 (g)	1,000	1,038
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	707
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	$ 4,459	$ 4,715
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	963
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,287
MGM Mirage, Inc.:
6.625% 12/15/21	1,115	1,240
7.5% 6/1/16	2,855	3,169
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	900
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	3,205	3,313
11% 10/1/21 (g)	1,560	1,626
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	488
Playa Resorts Holding BV 8% 8/15/20 (g)	480	516
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	638
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	6,202
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	715	81
		37,240
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	800
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	811
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	654
KB Home 4.75% 5/15/19	2,355	2,361
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,677
7.875% 8/15/19	8,325	9,095
8.25% 2/15/21	1,485	1,580
9% 4/15/19	835	885
William Lyon Homes, Inc.:
5.75% 4/15/19 (g)	470	481
8.5% 11/15/20	1,310	1,464
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,380
		26,188
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.9%
Altice S.A. 7.75% 5/15/22 (g)	$ 5,830	$ 6,129
AMC Networks, Inc. 7.75% 7/15/21	340	380
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	275	282
5.625% 2/15/24 (g)	295	303
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,592
5.25% 3/15/21	1,375	1,413
5.75% 9/1/23	945	973
5.75% 1/15/24	4,235	4,357
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	345
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,312
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,256
5.125% 12/15/22	355	360
Clear Channel Communications, Inc.:
4.9% 5/15/15	3,205	3,338
5.5% 9/15/14	2,880	2,909
5.5% 12/15/16	2,355	2,326
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	803
6.5% 11/15/22	2,040	2,183
7.625% 3/15/20	585	626
7.625% 3/15/20	4,105	4,413
Columbus International, Inc. 7.375% 3/30/21 (g)	3,190	3,377
Comcast Corp. 4.95% 6/15/16	790	857
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,123
Darling Escrow Corp. 5.375% 1/15/22 (g)	745	775
Discovery Communications LLC:
5.05% 6/1/20	168	190
6.35% 6/1/40	3,224	3,872
DISH DBS Corp.:
5% 3/15/23	5,445	5,540
5.875% 7/15/22	2,655	2,847
6.75% 6/1/21	3,515	3,976
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. 6.625% 10/1/14	$ 3,000	$ 3,049
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	2,435
Lamar Media Corp.:
5.375% 1/15/24 (g)	630	654
5.875% 2/1/22	525	563
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,823
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (g)	6,635	7,580
National CineMedia LLC:
6% 4/15/22	2,600	2,717
7.875% 7/15/21	1,380	1,515
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,652
News America Holdings, Inc. 7.75% 12/1/45	8,012	11,582
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	2,343	2,481
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,626
6% 5/15/22 (g)	6,600	6,848
6.25% 5/15/24 (g)	660	691
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	765	817
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,270
5.75% 6/15/23	2,270	2,321
5.75% 2/1/25	340	340
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	3,350	3,526
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,799
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,367
4.5% 9/15/42	5,989	5,844
5.5% 9/1/41	17,772	19,639
5.85% 5/1/17	1,621	1,830
5.875% 11/15/40	2,374	2,768
6.75% 7/1/18	1,581	1,882
8.25% 4/1/19	10,176	12,953
Time Warner, Inc.:
2.1% 6/1/19	10,950	10,951
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
5.875% 11/15/16	$ 3,738	$ 4,174
Time, Inc. 5.75% 4/15/22 (g)	2,455	2,455
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	1,340	1,374
7.5% 3/15/19 (g)	480	515
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,363
Viacom, Inc.:
1.25% 2/27/15	377	379
2.5% 9/1/18	714	731
3.5% 4/1/17	219	233
Videotron Ltd. 9.125% 4/15/18	570	590
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	275	275
6% 1/15/21 (g)	423	438
		203,907
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,157
5.75% 2/15/18	400	361
7.4% 4/1/37	440	364
		1,882
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	630
CST Brands, Inc. 5% 5/1/23	320	319
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,500
Sonic Automotive, Inc.:
5% 5/15/23	195	193
7% 7/15/22	885	976
		5,618
Textiles, Apparel & Luxury Goods - 0.0%
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	355	359
TOTAL CONSUMER DISCRETIONARY		314,491
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (g)	$ 2,951	$ 2,949
2.75% 4/1/23 (g)	3,085	2,967
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,964
2.45% 1/15/17 (g)	1,947	2,010
		9,890
Food & Staples Retailing - 0.2%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)	1,030	1,112
CVS Caremark Corp. 2.25% 12/5/18	4,123	4,181
ESAL GmbH 6.25% 2/5/23 (g)	3,005	2,986
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	6,030	6,030
Kroger Co. 3.3% 1/15/21	6,000	6,139
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,983
6.875% 12/15/28 (g)	3,505	3,553
7.7% 2/15/27	3,220	3,582
9.25% 3/15/20	1,330	1,516
Tops Markets LLC 8.875% 12/15/17	675	737
		37,819
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	478
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,078
3.2% 1/25/23	2,400	2,343
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,491
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,139
7.75% 10/28/20 (g)	2,850	3,059
Post Holdings, Inc.:
6% 12/15/22 (g)(i)	675	681
6.75% 12/1/21 (g)	1,900	2,014
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,246
2% 10/20/17 (g)	4,607	4,668
		21,197
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	$ 350	$ 379
6.625% 11/15/22	415	454
		833
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	300	282
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,699
8.125% 2/1/20	220	245
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,122
		3,348
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,876
4% 1/31/24	3,123	3,220
4.25% 8/9/42	4,020	3,707
9.7% 11/10/18	5,570	7,367
Philip Morris International, Inc. 1.875% 1/15/19	6,965	6,958
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,897
4.85% 9/15/23	7,000	7,528
6.75% 6/15/17	3,979	4,599
7.25% 6/15/37	6,101	7,612
		47,764
TOTAL CONSUMER STAPLES		120,851
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,964
5.35% 3/15/20 (g)	5,174	5,671
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,728
5% 10/1/21	2,280	2,482
6.5% 4/1/20	2,264	2,662
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	655	696
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	380
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 3.05% 3/1/16	$ 756	$ 781
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,515
7.5% 11/1/19	7,020	7,371
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,297
Precision Drilling Corp.:
6.5% 12/15/21	315	341
6.625% 11/15/20	1,580	1,691
Pride International, Inc. 6.875% 8/15/20	1,355	1,648
Summit Midstream Holdings LLC 7.5% 7/1/21	500	541
Transocean, Inc. 5.05% 12/15/16	3,719	4,053
Unit Corp. 6.625% 5/15/21	4,515	4,808
		47,629
Oil, Gas & Consumable Fuels - 1.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,756
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	1,699
6.25% 6/1/21	2,725	1,867
9.75% 4/15/18	1,099	1,000
Anadarko Petroleum Corp.:
6.375% 9/15/17	20,246	23,375
6.45% 9/15/36	4,261	5,356
Antero Resources Corp. 5.125% 12/1/22 (g)	2,155	2,214
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,167
Chesapeake Energy Corp.:
4.875% 4/15/22	1,080	1,119
5.375% 6/15/21	1,340	1,427
5.75% 3/15/23	1,330	1,483
6.125% 2/15/21	805	905
6.875% 11/15/20	100	116
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,236
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (g)	895	938
7.75% 4/1/19	1,990	2,129
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 2,677	$ 2,753
2.7% 4/1/19	523	530
3.875% 3/15/23	1,647	1,667
4.95% 4/1/22	1,048	1,152
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,452
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	935	1,019
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,728
6.45% 11/3/36 (g)	3,753	4,291
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,412
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,661
3.9% 5/15/24 (g)	1,746	1,750
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,019
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	992
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,648
9.375% 5/1/20	4,780	5,491
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	538
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	746
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	501
8.125% 12/1/19	1,325	1,471
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	1,740	1,784
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	1,820	1,916
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,612
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	2,559	2,581
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	3,614	4,132
6.85% 1/15/40 (g)	2,906	3,855
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,988
Nexen, Inc.:
5.2% 3/10/15	1,224	1,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.2% 7/30/19	$ 1,865	$ 2,185
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,819
Petrobras Global Finance BV:
3% 1/15/19	25,963	25,392
3.25% 3/17/17	10,749	10,987
4.375% 5/20/23	3,648	3,486
4.875% 3/17/20	10,749	11,050
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,404
5.375% 1/27/21	4,069	4,225
5.75% 1/20/20	16,310	17,370
7.875% 3/15/19	5,564	6,503
Petroleos Mexicanos:
3.125% 1/23/19 (g)	845	870
3.5% 7/18/18	7,105	7,379
3.5% 1/30/23	4,530	4,405
4.875% 1/24/22	2,315	2,489
4.875% 1/18/24	1,916	2,041
4.875% 1/18/24 (g)	4,058	4,322
5.5% 1/21/21	5,342	5,970
5.5% 6/27/44	17,702	18,255
6% 3/5/20	1,974	2,251
6.375% 1/23/45 (g)	5,324	6,129
6.5% 6/2/41	7,783	9,098
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,544
2.95% 5/1/17	1,527	1,599
4.3% 4/1/22	5,338	5,794
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,116
Rosetta Resources, Inc. 5.875% 6/1/24	700	712
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (g)	2,585	2,656
5.75% 5/15/24 (g)	1,830	1,880
SemGroup Corp. 7.5% 6/15/21	1,000	1,078
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,176	1,185
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,059
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 1,059	$ 1,102
4.6% 6/15/21	1,296	1,425
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	611
Teekay Corp. 8.5% 1/15/20	120	139
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,062
Ultra Petroleum Corp. 5.75% 12/15/18 (g)	1,215	1,282
Western Gas Partners LP 5.375% 6/1/21	7,147	8,077
Western Refining, Inc. 6.25% 4/1/21	550	572
Williams Partners LP 4.3% 3/4/24	4,038	4,190
		331,144
TOTAL ENERGY		378,773
FINANCIALS - 5.5%
Banks - 2.1%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,971
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (g)	5,840	5,957
Bank of America Corp.:
1.35% 11/21/16	4,652	4,668
2.6% 1/15/19	37,410	37,966
2.65% 4/1/19	12,287	12,466
3.875% 3/22/17	781	836
6.5% 8/1/16	1,010	1,124
Bank of America NA 5.3% 3/15/17	14,681	16,175
Barclays Bank PLC 2.5% 2/20/19	3,400	3,458
BB&T Corp. 3.95% 3/22/22	1,495	1,576
CIT Group, Inc.:
5% 8/15/22	2,195	2,266
5% 8/1/23	4,625	4,671
5.25% 3/15/18	3,215	3,452
5.375% 5/15/20	2,805	3,001
5.5% 2/15/19 (g)	5,285	5,708
Citigroup, Inc.:
1.3% 11/15/16	8,345	8,378
1.7% 7/25/16	6,000	6,075
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
1.75% 5/1/18	$ 18,342	$ 18,246
2.55% 4/8/19	14,645	14,792
3.953% 6/15/16	5,674	6,004
4.45% 1/10/17	14,158	15,285
5.3% 5/6/44	9,967	10,172
6% 8/15/17	12,747	14,451
Comerica Bank 5.7% 6/1/14	507	507
Comerica, Inc. 4.8% 5/1/15	1,013	1,051
Credit Suisse AG 6% 2/15/18	12,547	14,356
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,344
Discover Bank:
4.2% 8/8/23	3,791	3,991
7% 4/15/20	3,075	3,704
8.7% 11/18/19	532	677
Fifth Third Bancorp:
3.5% 3/15/22	529	544
4.5% 6/1/18	418	458
5.45% 1/15/17	1,848	2,035
HBOS PLC 6.75% 5/21/18 (g)	408	471
HSBC Holdings PLC:
4.25% 3/14/24	2,900	2,983
5.25% 3/14/44	2,101	2,217
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,114
Huntington National Bank:
1.3% 11/20/16	3,560	3,582
2.2% 4/1/19	2,700	2,704
Intesa Sanpaolo SpA:
2.375% 1/13/17	5,300	5,375
3.125% 1/15/16	18,292	18,816
JPMorgan Chase & Co.:
2% 8/15/17	4,900	4,985
2.35% 1/28/19	32,891	33,269
3.15% 7/5/16	8,974	9,376
KeyBank NA:
5.45% 3/3/16	2,302	2,487
5.8% 7/1/14	7,641	7,673
KeyCorp. 5.1% 3/24/21	519	592
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 3,881	$ 4,060
5% 1/17/17	7,888	8,555
Regions Bank:
6.45% 6/26/37	10,147	11,991
7.5% 5/15/18	11,552	13,754
Regions Financial Corp.:
2% 5/15/18	7,154	7,133
5.75% 6/15/15	1,067	1,119
7.75% 11/10/14	4,922	5,070
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	11,804	11,796
6% 12/19/23	13,124	14,065
6.1% 6/10/23	7,367	7,981
6.125% 12/15/22	35,362	38,472
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,276
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,648
3.5% 1/20/17	4,123	4,369
Wachovia Bank NA 6% 11/15/17	7,010	8,064
Wachovia Corp. 5.75% 6/15/17	1,728	1,959
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,094
4.48% 1/16/24	5,192	5,494
		489,909
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,095	2,167
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	935
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,996
2.375% 1/22/18	10,000	10,166
2.625% 1/31/19	19,690	19,954
5.95% 1/18/18	4,242	4,833
6.15% 4/1/18	3,466	3,985
Lazard Group LLC:
4.25% 11/14/20	2,719	2,850
6.85% 6/15/17	5,189	5,913
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,821
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.125% 4/25/18	$ 16,388	$ 16,532
2.5% 1/24/19	36,150	36,707
4% 7/24/15	1,137	1,179
5.625% 9/23/19	453	521
5.95% 12/28/17	250	285
6.625% 4/1/18	1,494	1,749
State Street Corp. 3.1% 5/15/23	6,500	6,339
		134,932
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,040
4.625% 6/26/15	2,540	2,632
4.75% 9/10/18	4,295	4,563
6.25% 12/1/17	1,800	2,012
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,513
Discover Financial Services:
3.85% 11/21/22	1,983	2,013
5.2% 4/27/22	2,146	2,375
6.45% 6/12/17	10,512	11,992
Ford Motor Credit Co. LLC:
1.5% 1/17/17	3,512	3,529
2.375% 3/12/19	17,400	17,451
2.5% 1/15/16	14,000	14,375
2.875% 10/1/18	8,500	8,782
3% 6/12/17	5,430	5,667
4.375% 8/6/23	13,241	14,043
5.875% 8/2/21	10,438	12,224
General Electric Capital Corp.:
4.625% 1/7/21	703	784
5.625% 9/15/17	17,812	20,194
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,878
GMAC LLC:
6.75% 12/1/14	2,355	2,420
8% 12/31/18	6,035	7,182
8% 11/1/31	16,726	20,887
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (g)	$ 1,867	$ 1,887
1.875% 8/9/16 (g)	1,416	1,439
2.125% 10/2/17 (g)	2,063	2,095
2.55% 2/6/19 (g)	5,366	5,435
2.875% 8/9/18 (g)	2,511	2,596
SLM Corp.:
4.875% 6/17/19	5,315	5,448
5.5% 1/15/19	2,150	2,264
5.5% 1/25/23	1,365	1,348
6.125% 3/25/24	2,195	2,163
8% 3/25/20	5,930	6,849
8.45% 6/15/18	2,980	3,509
		203,978
Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,641
3.75% 5/15/19 (g)	2,125	2,138
4.5% 5/15/21 (g)	2,325	2,342
BP Capital Markets PLC:
3.814% 2/10/24	5,204	5,383
4.5% 10/1/20	1,106	1,229
4.742% 3/11/21	4,210	4,726
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,518
General Motors Financial Co., Inc.:
3.25% 5/15/18	700	711
4.25% 5/15/23	615	610
4.75% 8/15/17	6,325	6,752
6.75% 6/1/18	6,765	7,704
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	1,325	1,340
4.875% 3/15/19	2,280	2,334
5.875% 2/1/22	2,725	2,834
6% 8/1/20	2,230	2,397
JPMorgan Chase Bank 6% 10/1/17	1,942	2,213
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	966
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,437
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Pacnet Ltd. 9% 12/12/18 (g)	$ 200	$ 218
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,813
TECO Finance, Inc.:
4% 3/15/16	1,242	1,312
5.15% 3/15/20	2,029	2,291
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (j)	1,155	1,206
9.625% 6/15/18 pay-in-kind (j)	810	853
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	2,150	2,284
		74,252
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,204
American International Group, Inc.:
2.375% 8/24/15	14,000	14,267
3.8% 3/22/17	5,298	5,686
4.875% 9/15/16	1,873	2,035
4.875% 6/1/22	5,467	6,111
5.6% 10/18/16	4,975	5,495
5.85% 1/16/18	12,000	13,726
Aon Corp.:
3.125% 5/27/16	3,402	3,553
3.5% 9/30/15	3,819	3,960
5% 9/30/20	107	121
Aon PLC 4.45% 5/24/43	7,250	7,129
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	337
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	2,008	2,078
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,171
5.125% 4/15/22	956	1,088
5.375% 3/15/17	595	661
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,796
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,761
5% 6/1/21 (g)	6,063	6,713
6.5% 3/15/35 (g)	1,064	1,298
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,601
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	$ 2,993	$ 3,412
MetLife, Inc. 6.75% 6/1/16	3,874	4,331
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,741
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,458
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,612
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,239
6% 2/10/20 (g)	8,215	9,439
Prudential Financial, Inc.:
2.3% 8/15/18	783	798
4.5% 11/16/21	1,461	1,609
7.375% 6/15/19	1,880	2,339
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,197
Unum Group:
5.625% 9/15/20	2,879	3,328
5.75% 8/15/42	7,108	8,250
7.125% 9/30/16	1,802	2,055
		151,599
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,812
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,562
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,583
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,953
Camden Property Trust:
2.95% 12/15/22	2,154	2,082
4.25% 1/15/24	4,453	4,676
CommonWealth REIT 5.875% 9/15/20	991	1,085
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (g)	205	207
Developers Diversified Realty Corp.:
4.625% 7/15/22	3,877	4,168
4.75% 4/15/18	4,595	5,023
7.5% 4/1/17	4,966	5,755
9.625% 3/15/16	1,675	1,925
Duke Realty LP:
3.625% 4/15/23	2,844	2,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
3.875% 10/15/22	$ 4,799	$ 4,883
4.375% 6/15/22	3,202	3,382
5.5% 3/1/16	2,930	3,152
6.75% 3/15/20	1,161	1,389
8.25% 8/15/19	1,838	2,320
Equity One, Inc.:
3.75% 11/15/22	7,300	7,256
5.375% 10/15/15	672	712
6% 9/15/17	666	748
6.25% 1/15/17	530	590
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,626
6.2% 1/15/17	365	411
HCP, Inc.:
3.15% 8/1/22	8,000	7,857
4.25% 11/15/23	3,213	3,354
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,520
4.125% 4/1/19	11,300	12,206
4.7% 9/15/17	744	817
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,286
6.25% 6/15/17	726	782
6.65% 1/15/18	490	537
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,924
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (g)	1,785	1,795
5.875% 3/15/24	3,200	3,334
6.75% 10/15/22	1,885	2,041
Retail Opportunity Investments Partnership LP 5% 12/15/23	980	1,047
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,079
		117,702
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	1,014	1,020
3.85% 4/15/16	6,469	6,806
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
4.25% 7/15/22	$ 2,511	$ 2,597
6.125% 4/15/20	1,822	2,113
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,508
4.95% 4/15/18	3,095	3,376
5.7% 5/1/17	268	297
6% 4/1/16	2,467	2,673
7.5% 5/15/15	698	741
CBRE Group, Inc.:
5% 3/15/23	3,630	3,657
6.625% 10/15/20	900	954
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,626
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,543
5.25% 3/15/21	2,876	3,098
ERP Operating LP 5.75% 6/15/17	1,446	1,638
Essex Portfolio LP 5.5% 3/15/17 (g)	3,414	3,797
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,274
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	796
Liberty Property LP:
3.375% 6/15/23	2,951	2,884
4.125% 6/15/22	2,746	2,860
4.75% 10/1/20	6,595	7,205
5.125% 3/2/15	1,317	1,361
5.5% 12/15/16	2,022	2,218
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,094
3.15% 5/15/23	6,708	6,129
4.5% 4/18/22	1,689	1,708
5.8% 1/15/16	4,250	4,548
7.75% 8/15/19	2,149	2,572
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,130
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,166
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,161	2,244
5.7% 4/15/17 (g)	3,471	3,761
Realogy Corp. 9% 1/15/20 (g)	1,170	1,337
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	$ 1,760	$ 1,764
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,160
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,811
Regency Centers LP:
5.25% 8/1/15	3,216	3,384
5.875% 6/15/17	1,447	1,632
Tanger Properties LP:
3.875% 12/1/23	2,341	2,396
6.125% 6/1/20	7,035	8,296
Ventas Realty LP:
1.25% 4/17/17	2,655	2,657
1.55% 9/26/16	921	932
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,659
4% 4/30/19	1,771	1,906
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	511
		124,839
TOTAL FINANCIALS		1,297,211
HEALTH CARE - 0.8%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	11,041	11,039
2.2% 5/22/19	27,392	27,393
		38,432
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	410	433
7.75% 2/15/19	2,945	3,144
Teleflex, Inc. 6.875% 6/1/19	1,665	1,775
		5,352
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp. 1.15% 5/15/17	11,041	11,036
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	$ 1,120	$ 1,137
Community Health Systems, Inc.:
5.125% 8/1/21 (g)	840	853
6.875% 2/1/22 (g)	1,115	1,174
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,162
6.3% 8/15/14	2,132	2,157
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22	1,215	1,302
6.625% 11/1/20	1,555	1,656
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,663
4.75% 11/15/21	14,348	15,888
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,715
5% 3/15/24	1,755	1,781
5.875% 3/15/22	9,745	10,610
5.875% 5/1/23	2,555	2,644
6.25% 2/15/21	1,415	1,514
6.5% 2/15/20	10,450	11,874
7.5% 2/15/22	3,250	3,746
7.75% 5/15/21	10,670	11,750
HealthSouth Corp. 5.75% 11/1/24	780	823
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)	2,005	180
McKesson Corp. 2.284% 3/15/19	5,400	5,435
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,704
4.125% 9/15/20	3,728	4,011
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	656
Tenet Healthcare Corp.:
4.375% 10/1/21	5,470	5,374
4.5% 4/1/21	1,030	1,022
5% 3/1/19 (g)	1,035	1,056
6% 10/1/20	1,145	1,231
8.125% 4/1/22	4,590	5,221
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 4,690	$ 4,728
WellPoint, Inc. 1.875% 1/15/18	161	161
		118,264
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	754
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,504
2.4% 2/1/19	945	957
4.15% 2/1/24	1,453	1,529
		3,990
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,786
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,338
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,723
Mylan, Inc. 1.35% 11/29/16	1,757	1,766
Perrigo Co. PLC:
1.3% 11/8/16 (g)	1,437	1,437
2.3% 11/8/18 (g)	1,537	1,542
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	830	921
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	360	386
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	810	843
6.75% 8/15/18 (g)	3,620	3,910
7.5% 7/15/21 (g)	2,320	2,575
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,546
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,961
Zoetis, Inc.:
1.875% 2/1/18	898	901
3.25% 2/1/23	2,190	2,163
		29,798
TOTAL HEALTH CARE		196,590
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 1,753	$ 1,753
6.375% 6/1/19 (g)	3,650	4,234
DigitalGlobe, Inc. 5.25% 2/1/21	425	418
GenCorp, Inc. 7.125% 3/15/21	2,250	2,447
TransDigm, Inc.:
6% 7/15/22 (g)(i)	1,155	1,164
6.5% 7/15/24 (g)(i)	1,135	1,152
7.5% 7/15/21	195	215
Triumph Group, Inc. 5.25% 6/1/22 (g)(i)	490	494
		11,877
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	30	32
9.798% 4/1/21	2,513	2,896
6.125% 4/29/18 (g)	415	442
6.648% 3/15/19	1,696	1,836
6.9% 7/2/19	660	715
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,551	1,668
8.36% 1/20/19	1,208	1,365
		8,954
Building Products - 0.0%
Nortek, Inc. 8.5% 4/15/21	925	1,020
USG Corp.:
5.875% 11/1/21 (g)	255	270
6.3% 11/15/16	170	184
7.875% 3/30/20 (g)	905	1,005
9.75% 1/15/18	975	1,171
		3,650
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,200
APX Group, Inc.:
6.375% 12/1/19	5,170	5,299
8.75% 12/1/20	5,670	5,783
ARAMARK Corp. 5.75% 3/15/20	1,345	1,431
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 5.125% 6/1/21	$ 740	$ 752
Covanta Holding Corp.:
6.375% 10/1/22	875	942
7.25% 12/1/20	775	848
Garda World Security Corp.:
7.25% 11/15/21 (g)	200	210
7.25% 11/15/21 (g)	525	552
International Lease Finance Corp. 5.65% 6/1/14	4,439	4,439
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	228
Quad/Graphics, Inc. 7% 5/1/22 (g)	655	648
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	556
6.5% 11/15/23	1,685	1,769
TMS International Corp. 7.625% 10/15/21 (g)	255	272
		24,929
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	751
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	508
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,021
Schaeffler Finance BV:
4.25% 5/15/21 (g)	1,760	1,756
4.75% 5/15/21 (g)	1,185	1,212
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	920	955
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,040
		6,492
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,360	1,425
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,630	4,717
8.125% 2/15/19	1,725	1,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	$ 1,160	$ 1,177
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	848
		9,957
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,553
Road & Rail - 0.0%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (g)	625	651
Hertz Corp.:
5.875% 10/15/20	1,120	1,184
6.25% 10/15/22	800	855
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	1,143
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	2,971
		6,804
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	316
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,521
5.75% 5/15/16	1,840	1,976
5.875% 8/15/22	4,385	4,681
6.25% 5/15/19	3,035	3,373
7.125% 9/1/18 (g)	5,560	6,436
8.25% 12/15/20	4,165	5,045
8.625% 9/15/15	4,640	5,058
8.625% 1/15/22	3,910	4,839
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	387
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,863
		39,495
TOTAL INDUSTRIALS		114,462
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	835	858
6.75% 11/15/20 (g)	1,980	2,104
Avaya, Inc. 7% 4/1/19 (g)	1,245	1,233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (g)(j)	$ 555	$ 592
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,440
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,216
6.5% 1/15/28	1,110	1,082
		24,525
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	845
Sanmina Corp. 4.375% 6/1/19 (g)(i)	1,295	1,301
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,094
6.55% 10/1/17	815	946
		4,343
Internet Software & Services - 0.0%
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (g)(j)	1,199	1,235
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	940
VeriSign, Inc. 4.625% 5/1/23	3,395	3,319
		5,494
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (g)	4,565	4,862
Ceridian Corp. 8.875% 7/15/19 (g)	1,110	1,252
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	570	657
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (g)(i)	1,395	1,409
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	945	940
First Data Corp.:
6.75% 11/1/20 (g)	6,215	6,673
11.25% 1/15/21	2,955	3,398
11.75% 8/15/21	765	849
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,332
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,671
10.25% 7/15/19 (g)	235	264
13.375% 10/15/19	1,780	2,074
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.:
2.95% 3/15/17	$ 947	$ 989
4.25% 2/15/15	1,130	1,159
		30,529
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	365	367
Micron Technology, Inc. 5.875% 2/15/22 (g)	880	939
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,705
Viasystems, Inc. 7.875% 5/1/19 (g)	890	941
		3,952
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,384
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	4,575	4,815
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	1,845	1,827
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	545	556
		8,582
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (g)	1,815	1,804
TOTAL INFORMATION TECHNOLOGY		79,229
MATERIALS - 0.3%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	3,078	3,081
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,958
Kinove German Bondco GmbH 9.625% 6/15/18 (g)	853	919
LSB Industries, Inc. 7.75% 8/1/19 (g)	425	454
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)	1,000	1,043
PolyOne Corp. 5.25% 3/15/23	1,360	1,377
SPCM SA 6% 1/15/22 (g)	555	588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	6,625	7,064
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	641
		18,125
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	$ 720	$ 765
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,642
CEMEX S.A.B. de CV 5.2336% 9/30/15 (g)(j)	2,815	2,914
CRH America, Inc. 6% 9/30/16	2,470	2,747
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	405	457
		8,525
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)(j)	4,418	4,727
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	200	211
9.125% 10/15/20 (g)	685	759
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (g)	680	704
6.75% 1/31/21 (g)	785	818
7% 11/15/20 (g)	126	131
7.375% 10/15/17 (g)	300	316
9.125% 10/15/20 (g)	690	761
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)(j)	395	409
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	567
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,193
Owens-Illinois, Inc. 7.8% 5/15/18	350	407
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,879
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,187
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	809
		15,878
Metals & Mining - 0.1%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	255	273
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,417
4.25% 7/17/42 (g)	1,226	1,115
4.5% 8/13/23 (g)	2,019	2,154
5.625% 10/18/43 (g)	1,384	1,523
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Edgen Murray Corp. 8.75% 11/1/20 (g)	$ 737	$ 846
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	340	352
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	2,775	2,844
New Gold, Inc.:
6.25% 11/15/22 (g)	615	635
7% 4/15/20 (g)	345	365
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,624
11.25% 10/15/18	1,130	1,266
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	601
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,078
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	1,129
11% 4/1/20 pay-in-kind (g)(j)	885	668
		25,890
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,213
TOTAL MATERIALS		69,631
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,427
7.875% 12/15/19 (g)	550	601
Altice Finco SA:
8.125% 1/15/24 (g)	315	342
9.875% 12/15/20 (g)	585	673
AT&T, Inc.:
2.3% 3/11/19	6,700	6,767
2.375% 11/27/18	4,900	5,000
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	89
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,841
CenturyLink, Inc.:
5.15% 6/15/17	440	479
6% 4/1/17	3,101	3,419
6.15% 9/15/19	3,331	3,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Eileme 2 AB 11.625% 1/31/20 (g)	$ 1,725	$ 2,066
Embarq Corp.:
7.082% 6/1/16	3,728	4,141
7.995% 6/1/36	30,321	33,089
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	5,258
8.125% 6/1/23	2,920	3,139
Level 3 Communications, Inc. 8.875% 6/1/19	435	476
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	1,405	1,486
7% 6/1/20	1,460	1,580
Lynx I Corp. 5.375% 4/15/21 (g)	770	792
Lynx II Corp. 6.375% 4/15/23 (g)	435	459
Sprint Capital Corp.:
6.875% 11/15/28	1,055	1,081
6.9% 5/1/19	3,975	4,392
8.75% 3/15/32	4,370	5,058
Verizon Communications, Inc.:
2.5% 9/15/16	59,506	61,603
3.65% 9/14/18	26,133	27,993
4.5% 9/15/20	20,861	23,043
6.1% 4/15/18	1,909	2,215
6.25% 4/1/37	3,729	4,477
6.4% 9/15/33	5,323	6,536
6.55% 9/15/43	50,256	63,685
Wind Acquisition Finance SA 7.25% 2/15/18 (g)	1,860	1,962
		279,800
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	316
3.625% 3/30/15	2,672	2,732
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	4,003
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,861
7% 2/15/20 (g)	275	288
7.125% 4/1/22 (g)	2,200	2,266
8.25% 9/30/20 (g)	4,060	4,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	$ 3,415	$ 3,398
6.625% 12/15/22 (g)	2,375	2,476
6.625% 12/15/22 (Reg. S)	2,670	2,783
7.5% 4/1/21	3,895	4,265
SBA Communications Corp. 5.625% 10/1/19	1,870	1,973
SoftBank Corp. 4.5% 4/15/20 (g)	445	451
Sprint Communications, Inc.:
6% 11/15/22	12,545	12,953
9% 11/15/18 (g)	6,595	8,013
Sprint Corp.:
7.125% 6/15/24 (g)	1,500	1,616
7.25% 9/15/21 (g)	2,575	2,852
7.875% 9/15/23 (g)	2,575	2,910
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	987
6.25% 4/1/21	2,010	2,136
6.464% 4/28/19	420	445
6.542% 4/28/20	1,475	1,593
6.625% 4/1/23	3,005	3,245
6.633% 4/28/21	1,335	1,438
6.731% 4/28/22	985	1,064
6.836% 4/28/23	385	418
		71,857
TOTAL TELECOMMUNICATION SERVICES		351,657
UTILITIES - 1.1%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,596
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,363
2.95% 12/15/22	2,224	2,168
Duke Capital LLC 5.668% 8/15/14	2,770	2,799
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,531
6.4% 9/15/20 (g)	8,922	10,552
Edison International 3.75% 9/15/17	3,355	3,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 4,723	$ 4,776
4.25% 3/15/23	16,331	16,149
7.375% 11/15/31	24,578	28,897
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,882
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	5,272
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	4,000
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,844
3.75% 11/15/20	745	791
Mirant Americas Generation LLC 9.125% 5/1/31	460	469
Nevada Power Co.:
6.5% 5/15/18	5,100	6,020
6.5% 8/1/18	1,191	1,417
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	513
Northeast Utilities:
1.45% 5/1/18	1,511	1,488
2.8% 5/1/23	6,865	6,600
NV Energy, Inc. 6.25% 11/15/20	1,666	1,980
Pennsylvania Electric Co. 6.05% 9/1/17	450	496
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,889
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,278
Progress Energy, Inc. 4.4% 1/15/21	336	369
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,916
		143,646
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	905
7% 5/20/22	1,785	1,972
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	375	392
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	293
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,878
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	1,007
		6,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp.:
6% 1/15/22 (g)	$ 1,115	$ 1,196
7.875% 1/15/23 (g)	2,827	3,173
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21	4,208	4,755
12.25% 12/1/18 pay-in-kind (g)(j)	571	625
12.25% 3/1/22 (g)	14,795	17,643
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,887
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,722
PSEG Power LLC 2.75% 9/15/16	1,379	1,435
The AES Corp.:
4.875% 5/15/23	445	436
5.5% 3/15/24	745	764
7.375% 7/1/21	1,580	1,817
7.75% 10/15/15	2,618	2,827
TXU Corp.:
5.55% 11/15/14	61	31
6.5% 11/15/24	3,550	1,828
6.55% 11/15/34	7,200	3,708
		44,847
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	281
Dominion Resources, Inc.:
2.5336% 9/30/66 (j)	16,925	15,632
7.5% 6/30/66 (j)	2,474	2,681
MidAmerican Energy Holdings, Co.:
2% 11/15/18	5,919	5,947
6.5% 9/15/37	1,418	1,831
National Grid PLC 6.3% 8/1/16	845	939
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,636
5.25% 9/15/17	1,120	1,250
5.4% 7/15/14	1,816	1,826
5.45% 9/15/20	5,259	6,001
6.4% 3/15/18	2,468	2,852
6.8% 1/15/19	2,710	3,238
PG&E Corp. 2.4% 3/1/19	791	801
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
5.625% 7/15/22	$ 3,935	$ 4,598
6% 9/1/21	691	817
Sempra Energy:
2.3% 4/1/17	5,903	6,069
2.875% 10/1/22	2,361	2,317
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	3,876	4,012
		63,728
TOTAL UTILITIES		258,668
TOTAL NONCONVERTIBLE BONDS		3,181,563
TOTAL CORPORATE BONDS (Cost $3,033,122)		3,207,440
U.S. Treasury Obligations - 4.0%

U.S. Treasury Bonds:
3.375% 5/15/44	120,166	121,293
3.625% 2/15/44	23,083	24,432
U.S. Treasury Notes:
0.375% 5/31/16	702,800	702,768
2.5% 5/15/24 (e)	84,713	84,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $931,111)		933,405
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 2.0%
2.303% 6/1/36 (j)	126	133
2.5% 3/1/43 to 8/1/43	2,189	2,081
2.643% 7/1/37 (j)	260	277
3% 5/1/27 to 3/1/44	57,358	56,805
3.5% 3/1/22 to 1/1/44	240,429	246,472
3.5% 6/1/44 (i)	15,100	15,550
3.5% 6/1/44	4,200	4,325
4% 2/1/35 to 1/1/44	37,848	40,245
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 6/1/44 (i)	$ 9,600	$ 10,168
4% 6/1/44	4,900	5,190
4% 6/1/44	1,000	1,059
4% 6/1/44	5,900	6,249
4% 6/1/44	2,500	2,648
4.5% 11/1/19 to 5/1/44	20,340	22,000
4.5% 6/1/44 (i)	22,700	24,536
4.5% 6/1/44	4,200	4,540
5% 2/1/42	18,193	20,122
5% 6/1/44 (i)	200	221
5.5% 9/1/36 to 12/1/38	11,224	12,570
5.5% 6/1/44 (c)	350	390
6% 7/1/35 to 8/1/37	3,633	4,125
6.5% 7/1/32 to 8/1/36	602	696
TOTAL FANNIE MAE		480,402
Freddie Mac - 0.1%
3.065% 10/1/35 (j)	169	180
3.5% 6/1/42 to 10/1/43	10,929	11,190
4% 6/1/24 to 9/1/25	2,914	3,118
5% 3/1/19	1,380	1,462
5.5% 1/1/38	750	837
6% 7/1/37 to 8/1/37	353	398
6.5% 3/1/36	2,190	2,532
TOTAL FREDDIE MAC		19,717
Ginnie Mae - 0.1%
4% 8/15/39 to 5/15/43	10,323	11,044
4% 6/1/44 (i)	3,400	3,630
5% 2/15/39 to 5/15/39	1,127	1,241
5.5% 6/15/35 to 9/15/39	3,330	3,776
6% 2/15/34	4,831	5,596
TOTAL GINNIE MAE		25,287
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $516,921)		525,406
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (j)	$ 504	$ 443
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (j)	235	217
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,273
Class D, 3.31% 10/8/19	770	802
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (j)	44	40
Series 2004-R2 Class M3, 0.9773% 4/25/34 (j)	68	45
Series 2005-R2 Class M1, 0.6% 4/25/35 (j)	583	578
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (j)	36	34
Series 2004-W11 Class M2, 1.2% 11/25/34 (j)	426	386
Series 2004-W7 Class M1, 0.9773% 5/25/34 (j)	1,108	1,020
Series 2006-W4 Class A2C, 0.31% 5/25/36 (j)	913	323
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (j)	1,476	1,371
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (j)	20	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (j)	1,368	840
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	700	702
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6073% 4/25/34 (j)	63	46
Series 2004-4 Class M2, 0.9473% 6/25/34 (j)	241	238
Series 2004-7 Class AF5, 5.868% 1/25/35 (p)	1,941	2,036
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (j)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (j)	221	178
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (j)	11	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (j)	720	597
Class M4, 1.17% 1/25/35 (j)	264	148
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (g)(j)	1,754	1,496
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (g)(j)	42	41
Series 2006-2A:
Class A, 0.3311% 11/15/34 (g)(j)	745	701
Class B, 0.4311% 11/15/34 (g)(j)	269	248
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Class C, 0.5311% 11/15/34 (g)(j)	$ 447	$ 391
Class D, 0.9011% 11/15/34 (g)(j)	170	146
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (g)(j)	436	438
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (j)	220	209
Series 2003-3 Class M1, 1.44% 8/25/33 (j)	391	367
Series 2003-5 Class A2, 0.85% 12/25/33 (j)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (j)	1,137	616
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (j)	2,497	162
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (j)	872	861
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (j)	214	212
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (j)	2,016	327
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (j)	360	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (j)	91	78
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (j)	351	301
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (j)	562	516
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (j)	1,543	1,462
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (j)	44	42
Series 2005-NC1 Class M1, 0.81% 1/25/35 (j)	303	280
Series 2005-NC2 Class B1, 1.905% 3/25/35 (j)	185	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (j)	1,083	903
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (j)	405	364
Class M4, 1.6% 9/25/34 (j)	519	331
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (j)	1,120	917
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (j)	4	4
Santander Drive Auto Receivables Trust Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,490
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (j)	744	656
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (j)	$ 740	$ 661
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (j)	38	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (j)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (g)(j)	1,530	421
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (g)(j)	1,358	1,352
TOTAL ASSET-BACKED SECURITIES (Cost $24,778)		31,432
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (j)	1,043	1,041
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	3,181	3,072
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (j)	594	594
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (g)(j)	4,733	4,685
Class A5, 0.2893% 12/20/54 (g)(j)	3,524	3,492
Series 2006-2 Class A4, 0.2293% 12/20/54 (j)	1,412	1,398
Series 2006-3:
Class A3, 0.2293% 12/20/54 (j)	680	674
Class A7, 0.3493% 12/20/54 (j)	739	732
Class M2, 0.7093% 12/20/54 (j)	4,540	4,368
Series 2006-4:
Class A4, 0.2493% 12/20/54 (j)	14,913	14,767
Class B1, 0.3293% 12/20/54 (j)	3,154	3,050
Class M1, 0.4893% 12/20/54 (j)	829	796
Series 2007-1:
Class 1B1, 0.2893% 12/20/54 (j)	5,012	4,870
Class 1M1, 0.4493% 12/20/54 (j)	1,114	1,073
Class 2A1, 0.2893% 12/20/54 (j)	1,701	1,685
Class 2M1, 0.6493% 12/20/54 (j)	1,431	1,376
Series 2007-2:
Class 1B1, 0.311% 12/17/54 (j)	767	744
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (j)	$ 1,981	$ 1,913
Class 3A1, 0.331% 12/17/54 (j)	303	301
sequential payer Series 2006-3 Class B2, 0.4893% 12/20/54 (j)	4,550	4,439
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (j)	326	337
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (j)	1,150	974
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (j)	403	331
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (j)	733	671
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (j)	1,059	1,008
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (g)(j)	417	384
Class B6, 3.0004% 7/10/35 (g)(j)	89	83
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (j)	21	20
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (j)	139	139
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.35% 9/25/36 (j)	1,610	1,428
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.79% 9/25/43 (j)	2,485	2,443
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,952)		62,888
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (j)(l)	310	8
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (j)	326	332
Series 2006-3 Class A4, 5.889% 7/10/44	667	723
Series 2006-5 Class A2, 5.317% 9/10/47	2,060	2,070
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,870
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	$ 2,833	$ 2,891
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	58
Series 2007-3:
Class A3, 5.7155% 6/10/49 (j)	1,448	1,447
Class A4, 5.7155% 6/10/49 (j)	1,901	2,093
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,192
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (g)(j)	32	29
Series 2005-3A:
Class A2, 0.55% 11/25/35 (g)(j)	279	243
Class M1, 0.59% 11/25/35 (g)(j)	37	27
Class M2, 0.64% 11/25/35 (g)(j)	46	34
Class M3, 0.66% 11/25/35 (g)(j)	42	30
Class M4, 0.75% 11/25/35 (g)(j)	52	35
Series 2005-4A:
Class A2, 0.54% 1/25/36 (g)(j)	718	652
Class B1, 1.55% 1/25/36 (g)(j)	59	12
Class M1, 0.6% 1/25/36 (g)(j)	232	128
Class M2, 0.62% 1/25/36 (g)(j)	69	36
Class M3, 0.65% 1/25/36 (g)(j)	101	52
Class M4, 0.76% 1/25/36 (g)(j)	56	27
Class M5, 0.8% 1/25/36 (g)(j)	56	20
Class M6, 0.85% 1/25/36 (g)(j)	60	17
Series 2006-1:
Class A2, 0.51% 4/25/36 (g)(j)	115	98
Class M1, 0.53% 4/25/36 (g)(j)	41	29
Class M2, 0.55% 4/25/36 (g)(j)	44	30
Class M3, 0.57% 4/25/36 (g)(j)	38	24
Class M4, 0.67% 4/25/36 (g)(j)	21	13
Class M5, 0.71% 4/25/36 (g)(j)	21	13
Class M6, 0.79% 4/25/36 (g)(j)	41	21
Series 2006-2A:
Class M1, 0.46% 7/25/36 (g)(j)	104	72
Class M2, 0.48% 7/25/36 (g)(j)	74	50
Class M3, 0.5% 7/25/36 (g)(j)	61	41
Class M4, 0.57% 7/25/36 (g)(j)	41	28
Class M5, 0.62% 7/25/36 (g)(j)	51	23
Series 2006-3A Class M4, 0.58% 10/25/36 (g)(j)	46	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A2, 0.42% 12/25/36 (g)(j)	$ 2,183	$ 1,826
Class M1, 0.44% 12/25/36 (g)(j)	145	99
Class M2, 0.46% 12/25/36 (g)(j)	96	42
Class M3, 0.49% 12/25/36 (g)(j)	98	30
Series 2007-1 Class A2, 0.42% 3/25/37 (g)(j)	453	317
Series 2007-2A:
Class A1, 0.42% 7/25/37 (g)(j)	465	385
Class A2, 0.47% 7/25/37 (g)(j)	436	318
Class M1, 0.52% 7/25/37 (g)(j)	153	50
Class M2, 0.56% 7/25/37 (g)(j)	84	14
Class M3, 0.64% 7/25/37 (g)(j)	84	9
Class M4, 0.8% 7/25/37 (g)(j)	43	1
Series 2007-3:
Class A2, 0.44% 7/25/37 (g)(j)	446	322
Class M1, 0.46% 7/25/37 (g)(j)	89	57
Class M2, 0.49% 7/25/37 (g)(j)	95	54
Class M3, 0.52% 7/25/37 (g)(j)	149	64
Class M4, 0.65% 7/25/37 (g)(j)	235	58
Class M5, 0.75% 7/25/37 (g)(j)	122	27
Class M6, 0.95% 7/25/37 (g)(j)	11	0*
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (g)(j)	181	20
Class M2, 1.2043% 9/25/37 (g)(j)	180	9
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(l)	1,148	46
Series 2006-3A, Class IO, 0% 10/25/36 (g)(j)(l)	19,655	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	2,960	153
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (g)(j)	139	139
Class J, 0.8511% 3/15/22 (g)(j)	452	439
sequential payer:
Series 2007-PW16:
Class A4, 5.8964% 6/11/40 (j)	534	597
Class AAB, 5.8964% 6/11/40 (j)	2,952	3,050
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,918
Series 2006-T22 Class A4, 5.761% 4/12/38 (j)	111	119
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (g)(j)(l)	46,283	269
Series 2007-T28 Class X2, 0.304% 9/11/42 (g)(j)(l)	28,415	74
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(j)	$ 232	$ 148
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (g)(j)	368	355
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (g)(j)(l)	1,934	19
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8927% 12/10/49 (j)	3,035	3,367
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	736	750
Class A4, 5.322% 12/11/49	12,448	13,595
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,019	974
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (g)(j)	96	96
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (g)(j)	297	296
sequential payer Series 2007-C9 Class A4, 5.9863% 12/10/49 (j)	2,018	2,264
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,025	1,106
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	18	18
Series 2007-C3 Class A4, 5.8658% 6/15/39 (j)	348	379
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	825	912
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (g)(j)	3,254	3,181
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (j)(l)	54	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(j)(l)	4	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (g)(j)	43	43
Series 2007-C1 Class B, 5.487% 2/15/40 (g)(j)	1,394	198
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (g)(j)	1,376	1,376
Class A2FL, 0.851% 12/5/31 (g)(j)	1,380	1,379
Class BFL, 1.251% 12/5/31 (g)(j)	5,070	5,077
Class CFL, 1.651% 12/5/31 (g)(j)	3,690	3,698
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 9,244	$ 10,105
Series 2001-1 Class X1, 1.3938% 5/15/33 (g)(j)(l)	133	3
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	31,328
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (g)(j)(l)	12,891	13
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	25	25
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (g)(j)(l)	196,352	6,493
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,573	2,796
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,205
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,450
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (g)(j)	118	117
Class F, 0.4811% 11/15/18 (g)(j)	265	261
Class G, 0.5111% 11/15/18 (g)(j)	230	223
Class H, 0.6511% 11/15/18 (g)(j)	176	170
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	44	44
Class A4, 5.429% 12/12/43	2,200	2,376
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,508	8,147
Class A4, 5.399% 5/15/45	572	618
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,362
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (j)	3,228	3,574
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (j)	294	294
Class A4, 5.9891% 6/15/49 (j)	31,964	35,287
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,068	15,417
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (j)	1,230	1,328
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (j)	75	9
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (j)	743	828
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (j)	10	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 410	$ 446
Series 2006-C7 Class A2, 5.3% 11/15/38	471	486
Series 2007-C1 Class A4, 5.424% 2/15/40	2,720	2,981
Series 2007-C2 Class A3, 5.43% 2/15/40	1,628	1,791
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,097	1,176
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,392	1,574
Class XCP, 0.4192% 9/15/45 (j)(l)	51,392	84
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (g)(j)	77	76
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (g)(j)	793	708
Series 2007-C1 Class A4, 6.0324% 6/12/50 (j)	3,452	3,842
Series 2008-C1 Class A4, 5.69% 2/12/51	1,909	2,144
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (j)	45	45
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	344	353
Series 2007-5:
Class A4, 5.378% 8/12/48	7,348	7,953
Class B, 5.479% 8/12/48	2,736	1,304
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	7,400	8,148
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	3,192	3,536
Series 2006-4 Class XP, 0.8119% 12/12/49 (j)(l)	12,487	43
Series 2007-6 Class B, 5.635% 3/12/51 (j)	912	301
Series 2007-7 Class B, 5.9126% 6/12/50 (j)	79	3
Series 2007-8 Class A3, 6.0908% 8/12/49 (j)	787	882
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (g)(j)	272	169
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (g)(j)	523	519
Class D, 0.342% 10/15/20 (g)(j)	507	499
Class E, 0.402% 10/15/20 (g)(j)	634	620
Class F, 0.452% 10/15/20 (g)(j)	380	370
Class G, 0.492% 10/15/20 (g)(j)	470	453
Class H, 0.582% 10/15/20 (g)(j)	296	270
Class J, 0.732% 10/15/20 (g)(j)	171	88
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	$ 104	$ 105
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (j)	232	246
Series 2006-T23 Class A3, 5.9816% 8/12/41 (j)	417	421
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,368	1,510
Class AAB, 5.654% 4/15/49	1,594	1,649
Class B, 5.9061% 4/15/49 (j)	224	50
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	48
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (g)(j)	794	779
Class J, 0.7511% 9/15/21 (g)(j)	300	288
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (g)(j)	3,171	2,927
Class LXR1, 0.8511% 6/15/20 (g)(j)	112	110
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,185
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	51,710
Class A5, 5.5% 4/15/47	16,000	17,654
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (j)	23,060	25,330
Class A5, 6.1321% 2/15/51 (j)	10,259	11,482
Series 2005-C19 Class B, 4.892% 5/15/44	912	935
Series 2005-C22:
Class B, 5.5471% 12/15/44 (j)	2,022	2,030
Class F, 5.5471% 12/15/44 (g)(j)	1,521	335
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	5,005	5,348
Series 2006-C27 Class A1A, 5.749% 7/15/45 (j)	7,956	8,667
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	2,736	2,573
Class D, 5.513% 12/15/43 (j)	1,459	1,249
Series 2007-C31 Class C, 5.8591% 4/15/47 (j)	251	241
Series 2007-C31A Class A2, 5.421% 4/15/47	710	711
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $384,000)		411,138
Municipal Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 1,700	$ 1,729
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,541
7.3% 10/1/39	16,765	23,441
7.5% 4/1/34	7,195	10,209
7.55% 4/1/39	18,865	27,676
7.6% 11/1/40	16,125	23,919
7.625% 3/1/40	2,445	3,565
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,262
Series 2010 C1, 7.781% 1/1/35	6,325	7,850
Series 2012 B, 5.432% 1/1/42	1,595	1,584
6.05% 1/1/29	400	412
6.314% 1/1/44	10,755	11,912
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (o)	32,000	32,780
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	455	487
5.1% 6/1/33	36,090	36,520
Series 2010, 4.421% 1/1/15	4,050	4,138
Series 2010-1, 6.63% 2/1/35	15,425	17,656
Series 2010-3:
5.547% 4/1/19	155	172
6.725% 4/1/35	7,505	8,742
7.35% 7/1/35	4,495	5,456
Series 2011:
4.961% 3/1/16	495	527
5.365% 3/1/17	185	203
5.665% 3/1/18	7,760	8,694
5.877% 3/1/19	15,995	18,086
Series 2013:
1.28% 12/1/15	4,270	4,293
4% 12/1/20	6,040	6,208
TOTAL MUNICIPAL SECURITIES (Cost $245,239)		259,062
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	$ 5,555	$ 5,713
5.75% 9/26/23 (g)	5,082	5,446
Brazilian Federative Republic:
4.25% 1/7/25	10,600	10,812
5.625% 1/7/41	5,390	5,821
Italian Republic:
3.125% 1/26/15	9,149	9,301
4.5% 1/21/15	6,859	7,034
4.75% 1/25/16	6,870	7,318
5.375% 6/12/17	4,115	4,568
United Mexican States:
3.5% 1/21/21	5,500	5,706
4% 10/2/23	12,328	12,975
4.75% 3/8/44	5,572	5,683
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,345)		80,377
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (j)	322	321
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (j)	222	222
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)	294	289
		511
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (j)	245	247
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (j)	3,480	3,458
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)	445	441
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(j)	8,755	6,829
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (j)	$ 258	$ 264
5.5% 11/21/19 (j)	111	113
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	588	612
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)	1,146	1,142
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (j)	7,943	7,956
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (j)	632	630
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (j)	214	218
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (j)	144	145
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)	1,650	1,652
		23,707
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (j)	1,702	1,704
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (j)	995	995
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (j)	190	189
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (j)	355	361
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (j)	615	612
Tranche B 1LN, term loan 4.5% 4/9/21 (j)	1,305	1,305
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)	3,380	3,380
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)	172	172
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (j)	1,002	1,007
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)	3,631	3,645
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (j)	$ 490	$ 489
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (j)	4,259	4,259
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (j)	738	737
		16,156
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (j)	315	313
TOTAL CONSUMER DISCRETIONARY		43,707
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (j)	3,850	3,889
Tranche 2LN, term loan 5.75% 8/21/20 (j)	125	128
Tranche B 7LN, term loan 3.5% 2/21/20 (j)	799	799
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (j)	198	198
		5,014
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (j)	234	234
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)	1,955	1,955
TOTAL CONSUMER STAPLES		7,203
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)	7,740	7,972
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (j)	1,722	1,746
		9,718
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (j)	$ 3,396	$ 3,354
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (j)	1,780	1,783
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)	240	237
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (j)	442	439
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)	394	394
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)	55	55
Tranche M, term loan 4.25% 12/16/20 (j)	20	20
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)	3,055	3,057
		9,339
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)	1,218	1,215
TOTAL FINANCIALS		10,554
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. Tranche B 1 LN, term loan 4.5% 3/12/21 (j)	1,710	1,697
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (j)	2,260	2,249
Tranche B 1LN, term loan 4.5% 8/20/19 (j)	2,034	2,034
		5,980
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (j)	808	811
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)	665	665
Tranche B 1LN, term loan 4.75% 4/23/21 (j)	530	530
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)	30	30
Tranche B 2LN, term loan 4.25% 7/3/19 (j)	1,507	1,509
		3,545
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)	$ 1,350	$ 1,335
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (j)	65	65
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (j)	275	274
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (j)	119	119
		458
TOTAL HEALTH CARE		11,318
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 5/21/21 (n)	1,320	1,310
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)	417	419
Tranche B 2LN, term loan 8.25% 11/30/20 (j)	355	361
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (j)	89	90
		870
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)	250	251
Machinery - 0.0%
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/12/20 (n)	560	564
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (j)	2,210	2,268
Tranche B 2LN, term loan 4% 7/10/20 (j)	795	794
		3,062
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (j)	183	185
TOTAL INDUSTRIALS		6,242
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.25% 1/31/20 (j)	$ 273	$ 276
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (j)	750	755
Tranche B 1LN, term loan 4.5% 4/9/21 (j)	1,350	1,357
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)	648	644
		2,756
IT Services - 0.1%
First Data Corp. term loan 4.15% 3/24/18 (j)	9,900	9,912
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (j)	2,675	2,688
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (j)	2,334	2,337
		5,025
Software - 0.0%
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (j)	70	70
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (j)	2,250	2,334
Tranche B 1LN, term loan 4.5% 10/30/19 (j)	1,168	1,173
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)	585	583
Tranche 2LN, term loan 8% 4/9/22 (j)	495	494
		4,654
TOTAL INFORMATION TECHNOLOGY		22,623
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3.8287% 5/20/21 (j)	1,430	1,430
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (j)	1,190	1,208
Tranche B 1LN, term loan 5.5% 7/31/18 (j)	122	123
		2,761
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 5/16/21 (n)	$ 385	$ 385
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)	1,180	1,176
		1,561
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (j)	1,841	1,827
TOTAL MATERIALS		6,149
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)	5,766	5,902
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	470	486
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (j)	120	119
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)	125	127
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (j)	41	42
		6,676
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)	950	951
TOTAL TELECOMMUNICATION SERVICES		7,627
UTILITIES - 0.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)	487	484
TOTAL BANK LOAN OBLIGATIONS (Cost $124,975)		125,625
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $687)	680	699
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 5.2% (h)(j)	$ 1,665	$ 1,654
Barclays Bank PLC 7.625% 11/21/22	2,680	3,084
Citigroup, Inc.:
5.35% (h)(j)	11,740	11,240
5.9% (h)(j)	5,610	5,736
5.95% (h)(j)	2,950	3,031
JPMorgan Chase & Co. 5.15% (h)(j)	5,940	5,698
		30,443
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(j)	996	1,108
TOTAL PREFERRED SECURITIES (Cost $31,670)		31,551
Fixed-Income Funds - 3.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $753,922)	7,455,343	808,010
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b)	480,424,069	480,424
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	72,199,031	72,199
TOTAL MONEY MARKET FUNDS (Cost $552,623)		552,623
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $18,944,366)		23,698,289
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,267
NET ASSETS - 100%		$ 23,732,556
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/44	$ (8,400)	$ (8,651)
4% 6/1/44	(8,400)	(8,897)
4% 6/1/44	(5,900)	(6,249)
4% 6/1/44	(2,500)	(2,648)
4.5% 6/1/44	(5,900)	(6,377)
4.5% 6/1/44	(300)	(324)
TOTAL TBA SALE COMMITMENTS (Proceeds $33,077)		$ (33,146)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $682,623,000 or 2.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(n) The coupon rate will be determined upon settlement of the loan after period end.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $290,314,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11 - 12/31/13	$ 12,247
Aspen Aerogels, Inc. 8% 12/6/16	12/6/11 - 12/31/13	$ 3,481
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 32,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Security	Acquisition Date	Acquisition Cost (000s)
Mobileye NV Series F	8/15/13 - 12/2/13	$ 12,982
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,417
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
Wayfair LLC Series B	3/5/14	$ 7,000
(p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 304
Fidelity Mortgage Backed Securities Central Fund	17,088
Fidelity Securities Lending Cash Central Fund	731
Total	$ 18,123
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 17,088	$ 480,095	$ 808,010	7.6%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 6,724	$ -	$ -	$ -	$ 6,255
TherapeuticsMD, Inc.	17,941	-	15,235	-	-
Total	$ 24,665	$ -	$ 15,235	$ -	$ 6,255
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,084,431	$ 1,869,148	$ -	$ 215,283
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 1,422,283	$ 1,422,283	$ -	$ -
Energy	1,603,532	1,603,532	-	-
Financials	2,421,095	2,405,836	8,928	6,331
Health Care	2,759,103	2,759,103	-	-
Industrials	1,751,854	1,750,211	-	1,643
Information Technology	3,413,285	3,400,018	285	12,982
Materials	600,576	600,576	-	-
Telecommunication Services	300,793	268,313	32,480	-
Utilities	311,670	311,670	-	-
Corporate Bonds	3,207,440	-	3,184,396	23,044
U.S. Government and Government Agency Obligations	933,405	-	933,405	-
U.S. Government Agency - Mortgage Securities	525,406	-	525,406	-
Asset-Backed Securities	31,432	-	29,165	2,267
Collateralized Mortgage Obligations	62,888	-	62,421	467
Commercial Mortgage Securities	411,138	-	410,935	203
Municipal Securities	259,062	-	259,062	-
Foreign Government and Government Agency Obligations	80,377	-	80,377	-
Bank Loan Obligations	125,625	-	116,886	8,739
Bank Notes	699	-	699	-
Preferred Securities	31,551	-	31,551	-
Fixed-Income Funds	808,010	808,010	-	-
Other	11	-	-	11
Money Market Funds	552,623	552,623	-	-
Total Investments in Securities:	$ 23,698,289	$ 17,751,323	$ 5,675,996	$ 270,970
Other Financial Instruments:
TBA Sale Commitments	$ (33,146)	$ -	$ (33,146)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 245,076
Net Realized Gain (Loss) on Investment Securities	(349)
Net Unrealized Gain (Loss) on Investment Securities	20,187
Cost of Purchases	20,338
Proceeds of Sales	(9,380)
Amortization/Accretion	300
Transfers into Level 3	1,909
Transfers out of Level 3	(7,111)
Ending Balance	$ 270,970
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ 15,310

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $18,988,599,000. Net unrealized appreciation aggregated $4,709,690,000, of which $4,872,299,000 related to appreciated investment securities and $162,609,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 5/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 477	Discounted cash flow	Yield	7.4%	Decrease
		Expected distribution	Recovery Rate	6.0% - 27.5% / 27.0%	Increase
Bank Loan Obligations	$ 6,829	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	EV/EBITDA multiple	7.0%	Increase
Collateralized Mortgage Obligations	$ 467	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 203	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%	Decrease
		Expected distribution	Recovery Rate	0.0% - 70.0% / 70.0%	Increase
		Market comparable	Quoted price	$37.37	Increase
Common Stocks	$ 161,883	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$26.23 - $71.14 / $60.70	Increase
		Market comparable	EV/EBITDA multiple	7.5% - 20.6% / 13.6%	Increase
		Parity	Recovery rate	1.3%	Increase
		Stern warrant model	Discount rate	30.0%	Decrease
Asset Type	Fair Value at 5/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 23,044	Conversion terms	Discount rate	10.0%	Decrease
		Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase
Preferred Stocks	$ 74,345	Last transaction price	Transaction price	$34.90	Increase
			Liquidity preference	$4.62	Increase
		Market comparable	EV/EBITDA multiple	12.4%	Increase
			EV/Sales multiple	1.6% - 2.7% / 2.3%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2014

1.800332.110

BAL-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,559,377	$ 76,218
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	95,300	2,514
Extended Stay America, Inc. unit	4,292,203	94,858
Las Vegas Sands Corp.	277,300	21,219
Marriott International, Inc. Class A	1,321,567	81,435
McDonald's Corp.	1,882,574	190,949
Panera Bread Co. Class A (a)	418,365	64,265
Wynn Resorts Ltd.	300,482	64,595
Yum! Brands, Inc.	1,920,652	148,486
		668,321
Internet & Catalog Retail - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	453,000	25,105
JD.com, Inc. sponsored ADR	193,900	4,848
Liberty Interactive Corp. Series A (a)	3,779,835	110,107
		140,060
Media - 3.4%
Comcast Corp. Class A	722,242	37,701
DIRECTV (a)	1,515,118	124,906
Legend Pictures LLC (a)(m)(n)	8,571	15,454
Liberty Media Corp. Class A (a)	511,300	65,002
The Madison Square Garden Co. Class A (a)	1,889,185	103,622
The Walt Disney Co.	2,498,344	209,886
Twenty-First Century Fox, Inc. Class A	5,558,841	196,839
Viacom, Inc. Class B (non-vtg.)	1,433,092	122,286
		875,696
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,176,412	117,047
Specialty Retail - 0.6%
TJX Companies, Inc.	2,714,033	147,779
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (a)	889,252	39,687
NIKE, Inc. Class B	736,800	56,667
Oxford Industries, Inc.	287,399	18,373
		114,727
TOTAL CONSUMER DISCRETIONARY		2,139,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	232,044	$ 25,480
Coca-Cola Icecek Sanayi A/S	318,728	8,457
Diageo PLC sponsored ADR	278,787	35,905
Embotelladora Andina SA sponsored ADR	315,786	7,967
Monster Beverage Corp. (a)	578,300	40,122
Pernod Ricard SA	313,550	38,446
Remy Cointreau SA (e)	367,086	34,027
The Coca-Cola Co.	5,912,661	241,887
		432,291
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	2,168,985	169,875
Kroger Co.	2,504,654	119,572
Sysco Corp.	1,023,912	38,427
Wal-Mart Stores, Inc.	1,034,567	79,424
Whole Foods Market, Inc.	142,800	5,461
		412,759
Food Products - 0.9%
Bunge Ltd.	489,498	38,039
ConAgra Foods, Inc.	1,022,081	33,013
Keurig Green Mountain, Inc.	404,900	45,665
Mead Johnson Nutrition Co. Class A	947,331	84,758
Nestle SA	355,647	27,923
		229,398
Household Products - 1.3%
Procter & Gamble Co.	4,254,593	343,729
Personal Products - 0.1%
L'Oreal SA	73,300	12,790
Nu Skin Enterprises, Inc. Class A	132,275	9,767
		22,557
Tobacco - 1.7%
Altria Group, Inc.	4,084,313	169,744
British American Tobacco PLC sponsored ADR	1,866,910	226,382
Philip Morris International, Inc.	428,534	37,942
Souza Cruz SA	922,500	9,450
		443,518
TOTAL CONSUMER STAPLES		1,884,252
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.5%
Energy Equipment & Services - 1.3%
C&J Energy Services, Inc. (a)	735,051	$ 22,500
Dresser-Rand Group, Inc. (a)	656,500	40,178
Dril-Quip, Inc. (a)	284,569	29,089
FMC Technologies, Inc. (a)	837,071	48,600
Halliburton Co.	1,916,311	123,870
Ocean Rig UDW, Inc. (United States)	725,596	13,199
Oceaneering International, Inc.	509,991	36,745
Pacific Drilling SA (a)	1,080,301	10,954
		325,135
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	1,455,031	149,664
BG Group PLC	1,441,864	29,510
Cabot Oil & Gas Corp.	1,429,650	51,811
Carrizo Oil & Gas, Inc. (a)	330,798	19,008
Chevron Corp.	3,349,205	411,249
ConocoPhillips Co.	41	3
Continental Resources, Inc. (a)	309,641	43,461
EOG Resources, Inc.	941,016	99,559
EQT Midstream Partners LP	126,900	10,424
Exxon Mobil Corp.	2,588,678	260,240
Gulfport Energy Corp. (a)	411,400	25,313
Noble Energy, Inc.	805,330	58,040
ONEOK, Inc.	651,994	42,047
Parsley Energy, Inc. Class A	537,200	12,769
Peabody Energy Corp.	1,591,708	25,722
Phillips 66 Co.	1,553,317	131,706
Phillips 66 Partners LP	512,022	31,003
PrairieSky Royalty Ltd.	104,700	3,500
Spectra Energy Corp.	1,329,000	53,931
Suncor Energy, Inc.	678,000	26,093
Valero Energy Partners LP	858,131	38,127
Whiting Petroleum Corp. (a)	1,042,077	74,873
YPF SA Class D sponsored ADR	751,300	22,449
		1,620,502
TOTAL ENERGY		1,945,637
FINANCIALS - 10.8%
Banks - 4.4%
Bank of America Corp.	15,408,808	233,289
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC	2,301,610	$ 9,521
Citigroup, Inc.	3,662,212	174,211
Huntington Bancshares, Inc.	7,803,000	72,334
JPMorgan Chase & Co.	5,498,554	305,555
Mitsubishi UFJ Financial Group, Inc.	3,768,900	21,273
Societe Generale Series A (e)	428,402	24,682
SunTrust Banks, Inc.	1,108,248	42,468
Synovus Financial Corp.	735,920	16,970
U.S. Bancorp	5,471,447	230,840
		1,131,143
Capital Markets - 1.2%
Ameriprise Financial, Inc.	648,562	73,035
BlackRock, Inc. Class A	216,376	65,973
Carlyle Group LP	286,400	8,870
E*TRADE Financial Corp. (a)	1,804,949	36,767
Evercore Partners, Inc. Class A	240,700	13,248
Invesco Ltd.	959,013	35,196
Northern Trust Corp.	416,319	25,146
Oaktree Capital Group LLC Class A	616,050	30,790
State Street Corp.	89,300	5,829
The Blackstone Group LP	914,307	28,417
		323,271
Consumer Finance - 1.7%
Capital One Financial Corp.	4,198,201	331,196
Discover Financial Services	765,210	45,247
Navient Corp.	2,105,034	33,260
Santander Consumer U.S.A. Holdings, Inc.	405,600	7,970
SLM Corp.	3,244,934	27,939
		445,612
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	81	15,552
Class B (a)	671,700	86,206
IntercontinentalExchange Group, Inc.	288,315	56,625
KBC Ancora (a)	343,174	11,739
		170,122
Insurance - 1.6%
AFLAC, Inc.	362,300	22,184
Direct Line Insurance Group PLC	9,175,530	38,958
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
esure Group PLC	2,660,186	$ 11,861
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,600	39,901
Marsh & McLennan Companies, Inc.	1,919,177	96,477
MetLife, Inc.	2,294,747	116,871
The Travelers Companies, Inc.	905,140	84,585
Unum Group	111,600	3,784
		414,621
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	2,073,017	57,816
American Tower Corp.	362,231	32,467
Boston Properties, Inc.	488,297	58,928
Digital Realty Trust, Inc. (e)	427,000	24,553
Equity Lifestyle Properties, Inc.	442,249	19,344
Piedmont Office Realty Trust, Inc. Class A	1,070,738	19,937
Senior Housing Properties Trust (SBI)	531,107	12,736
Sun Communities, Inc.	584,915	28,322
		254,103
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,184,703	65,192
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	195,294	6,849
TOTAL FINANCIALS		2,810,913
HEALTH CARE - 9.5%
Biotechnology - 2.5%
Actelion Ltd.	250,276	24,874
Alexion Pharmaceuticals, Inc. (a)	730,304	121,464
Amgen, Inc.	1,344,658	155,967
Biogen Idec, Inc. (a)	496,885	158,690
Gilead Sciences, Inc. (a)	2,414,328	196,068
Vertex Pharmaceuticals, Inc. (a)	138,200	9,986
		667,049
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	8,410,402	107,905
Covidien PLC	1,840,744	134,577
Edwards Lifesciences Corp. (a)	409,082	33,217
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)(e)	676,072	$ 15,347
The Cooper Companies, Inc.	384,937	49,665
		340,711
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	703,903	23,412
Catamaran Corp. (a)	741,700	32,676
Cigna Corp.	1,265,660	113,631
HCA Holdings, Inc. (a)	1,345,879	71,318
Henry Schein, Inc. (a)	379,804	45,444
McKesson Corp.	780,048	147,928
		434,409
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,088,000	61,951
Thermo Fisher Scientific, Inc.	1,011,997	118,313
		180,264
Pharmaceuticals - 3.3%
AbbVie, Inc.	2,606,768	141,626
Actavis PLC (a)	700,509	148,186
Bristol-Myers Squibb Co.	2,468,041	122,760
Forest Laboratories, Inc. (a)	92,100	8,729
Merck & Co., Inc.	1,705,896	98,703
Pfizer, Inc.	3,956,434	117,229
Roche Holding AG (participation certificate)	203,280	59,917
Salix Pharmaceuticals Ltd. (a)	281,784	32,146
Shire PLC	1,035,488	59,721
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,331,800	67,243
		856,260
TOTAL HEALTH CARE		2,478,693
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	1,739,709	162,054
TransDigm Group, Inc.	539,869	101,879
United Technologies Corp.	1,425,411	165,661
		429,594
Air Freight & Logistics - 0.5%
FedEx Corp.	848,527	122,324
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,419,967	$ 43,366
Electrical Equipment - 1.2%
Acuity Brands, Inc.	213,749	26,828
AMETEK, Inc.	2,854,048	151,493
Eaton Corp. PLC	379,118	27,937
Hubbell, Inc. Class B	937,392	109,675
		315,933
Industrial Conglomerates - 1.6%
Danaher Corp.	2,939,166	230,519
Roper Industries, Inc.	1,233,039	174,697
		405,216
Machinery - 0.4%
Cummins, Inc.	763,513	116,764
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	2,323,005	137,499
WageWorks, Inc. (a)	302,100	12,229
		149,728
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	1,994,395	154,885
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	459,069	118,610
TOTAL INDUSTRIALS		1,856,420
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	3,098,899	76,295
Juniper Networks, Inc. (a)	1,553,555	38,000
Polycom, Inc. (a)	646,485	8,243
QUALCOMM, Inc.	1,367,651	110,028
		232,566
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,435,165	85,335
Internet Software & Services - 3.6%
ChannelAdvisor Corp. (a)	747,816	15,510
Cvent, Inc.	1,645,896	41,180
Demandware, Inc. (a)	420,635	25,612
eBay, Inc. (a)	1,052,921	53,415
Endurance International Group Holdings, Inc. (e)	1,120,672	14,625
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	1,374,207	$ 86,987
Five9, Inc.	1,838,400	13,770
Google, Inc.:
Class A (a)	368,269	210,521
Class C (a)	581,069	325,968
Halogen Software, Inc.	191,800	1,415
Millennial Media, Inc.	173,845	559
Naver Corp.	29,452	21,872
OpenTable, Inc. (a)(e)	126,100	8,543
Opower, Inc. (e)	802,923	13,369
SciQuest, Inc. (a)	201,500	3,411
SPS Commerce, Inc. (a)	30,139	1,715
Tencent Holdings Ltd.	1,236,500	17,384
Trulia, Inc. (a)(e)	627,220	24,242
Wix.com Ltd. (a)(e)	388,837	6,945
Yahoo!, Inc. (a)	1,442,060	49,967
		937,010
IT Services - 0.8%
Alliance Data Systems Corp. (a)	62,500	16,003
Cognizant Technology Solutions Corp. Class A (a)	552,322	26,848
Fidelity National Information Services, Inc.	962,671	52,129
Lionbridge Technologies, Inc. (a)	739,645	4,164
Quindell PLC (e)	46,165,339	16,057
Sapient Corp. (a)	61,900	1,018
Visa, Inc. Class A	391,422	84,089
		200,308
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	2,321,700	66,377
NXP Semiconductors NV (a)	3,132,524	194,530
		260,907
Software - 3.4%
Activision Blizzard, Inc.	385,700	8,015
Adobe Systems, Inc. (a)	1,494,567	96,459
Autodesk, Inc. (a)	928,600	48,631
CommVault Systems, Inc. (a)	485,009	23,727
Concur Technologies, Inc. (a)	56,957	4,862
Covisint Corp. (e)	369,400	1,869
Electronic Arts, Inc. (a)	1,701,595	59,777
Fleetmatics Group PLC (a)	250,503	7,139
Guidewire Software, Inc. (a)	247,431	9,345
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Imperva, Inc. (a)	839,409	$ 17,527
Intuit, Inc.	361,600	28,671
Microsoft Corp.	7,317,132	299,563
Oracle Corp.	2,968,825	124,750
Qlik Technologies, Inc. (a)	293,817	6,379
RealPage, Inc. (a)(e)	626,640	13,291
salesforce.com, Inc. (a)	1,986,596	104,555
Ubisoft Entertainment SA (a)	756,124	15,105
Xero Ltd. (n)	468,513	11,458
		881,123
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,164,502	737,130
TOTAL INFORMATION TECHNOLOGY		3,334,379
MATERIALS - 2.9%
Chemicals - 2.4%
Airgas, Inc.	1,642,870	174,670
Cabot Corp.	402,788	22,778
Eastman Chemical Co.	682,282	60,218
FMC Corp.	747,673	57,242
LyondellBasell Industries NV Class A	836,822	83,322
Monsanto Co.	834,046	101,629
Potash Corp. of Saskatchewan, Inc. (e)	1,044,785	37,916
Sigma Aldrich Corp.	475,610	46,862
W.R. Grace & Co. (a)	320,201	29,484
		614,121
Construction Materials - 0.2%
Vulcan Materials Co.	772,743	47,114
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	2,393,377	26,303
Rock-Tenn Co. Class A	353,289	35,693
		61,996
Metals & Mining - 0.1%
Carpenter Technology Corp.	313,848	19,612
TOTAL MATERIALS		742,843
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,597,600	$ 56,667
inContact, Inc. (a)	1,324,987	11,223
Level 3 Communications, Inc. (a)	205,250	8,959
Verizon Communications, Inc.	5,553,301	277,443
		354,292
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	108,900	7,916
Sprint Corp. (a)	996,700	9,518
T-Mobile U.S., Inc. (a)	1,077,100	36,977
		54,411
TOTAL TELECOMMUNICATION SERVICES		408,703
UTILITIES - 2.4%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	1,023,032	54,579
Edison International	932,727	51,431
Exelon Corp.	1,205,800	44,410
FirstEnergy Corp.	185,500	6,274
NextEra Energy, Inc.	949,100	92,404
PPL Corp.	1,475,400	51,772
		300,870
Gas Utilities - 0.1%
National Fuel Gas Co.	547,789	41,084
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,717,472	61,211
The AES Corp.	1,363,209	19,221
		80,432
Multi-Utilities - 0.8%
Dominion Resources, Inc.	1,007,400	69,470
NiSource, Inc.	878,616	32,834
PG&E Corp.	664,029	30,459
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	110,444	$ 4,303
Sempra Energy	727,031	72,958
		210,024
TOTAL UTILITIES		632,410
TOTAL COMMON STOCKS (Cost $13,830,605)		18,234,098
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (n)	281,270	3,482
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	1,207,025	8,497
TOTAL PREFERRED STOCKS (Cost $9,180)		11,979
Corporate Bonds - 10.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,631
Nonconvertible Bonds - 10.1%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	4,045	4,097
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. 7.45% 7/16/31	$ 10,420	$ 13,892
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,889
		19,878
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	617	633
4.25% 6/15/23 (f)	4,350	4,562
5.75% 6/15/43 (f)	3,131	3,669
		8,864
Media - 0.4%
Comcast Corp. 4.95% 6/15/16	955	1,036
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,379
Discovery Communications LLC 5.05% 6/1/20	204	230
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,363
News America Holdings, Inc. 7.75% 12/1/45	9,421	13,619
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,088
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,800
4.5% 9/15/42	6,786	6,622
5.5% 9/1/41	20,823	23,010
5.85% 5/1/17	1,829	2,065
5.875% 11/15/40	2,696	3,144
6.75% 7/1/18	1,974	2,350
8.25% 4/1/19	11,974	15,242
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,220
5.875% 11/15/16	4,882	5,452
Viacom, Inc.:
1.25% 2/27/15	456	458
2.5% 9/1/18	809	829
3.5% 4/1/17	264	281
		112,188
TOTAL CONSUMER DISCRETIONARY		140,930
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (f)	$ 3,274	$ 3,272
2.75% 4/1/23 (f)	3,420	3,289
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,374
2.45% 1/15/17 (f)	2,353	2,429
		11,364
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 2.25% 12/5/18	4,798	4,865
Kroger Co. 3.3% 1/15/21	6,190	6,333
		11,198
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	655
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,294
3.2% 1/25/23	2,650	2,587
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,710	3,744
2% 10/20/17 (f)	5,313	5,383
		14,663
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,439
4% 1/31/24	3,615	3,728
4.25% 8/9/42	4,604	4,245
9.7% 11/10/18	6,258	8,277
Philip Morris International, Inc. 1.875% 1/15/19	8,065	8,056
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,261
4.85% 9/15/23	8,000	8,604
6.75% 6/15/17	4,975	5,750
7.25% 6/15/37	7,569	9,444
		55,804
TOTAL CONSUMER STAPLES		93,029
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 6,909	$ 7,314
5.35% 3/15/20 (f)	6,814	7,469
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,011
5% 10/1/21	2,791	3,038
6.5% 4/1/20	2,608	3,067
Noble Holding International Ltd. 3.05% 3/1/16	914	944
Transocean, Inc. 5.05% 12/15/16	4,522	4,928
		34,771
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.:
6.375% 9/15/17	15,653	18,072
6.45% 9/15/36	4,710	5,921
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,113
2.7% 4/1/19	616	624
3.875% 3/15/23	1,823	1,845
4.95% 4/1/22	1,267	1,392
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,157
6.45% 11/3/36 (f)	6,493	7,424
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,761
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,963
3.9% 5/15/24 (f)	2,064	2,069
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,580
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	860
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	5,026
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	7,948	8,016
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	1,252	1,431
6.85% 1/15/40 (f)	4,294	5,696
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,692
Nexen, Inc.:
5.2% 3/10/15	1,528	1,583
6.2% 7/30/19	2,252	2,638
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	28,133
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
3% 1/15/19	$ 29,822	$ 29,166
3.25% 3/17/17	12,657	12,937
4.375% 5/20/23	4,137	3,953
4.875% 3/17/20	12,657	13,011
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,519
5.375% 1/27/21	4,629	4,806
5.75% 1/20/20	17,949	19,116
7.875% 3/15/19	7,382	8,628
Petroleos Mexicanos:
3.125% 1/23/19 (f)	993	1,023
3.5% 7/18/18	8,047	8,357
3.5% 1/30/23	5,005	4,867
4.875% 1/24/22	1,430	1,537
4.875% 1/18/24	2,251	2,397
4.875% 1/18/24 (f)	4,770	5,080
5.5% 1/21/21	7,423	8,295
5.5% 6/27/44	19,723	20,339
6% 3/5/20	2,274	2,593
6.375% 1/23/45 (f)	7,506	8,641
6.5% 6/2/41	8,420	9,843
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,866
2.95% 5/1/17	1,844	1,931
4.3% 4/1/22	6,383	6,928
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,184
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,358	1,368
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,220
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,532
4.6% 6/15/21	1,816	1,996
Suncor Energy, Inc. 6.1% 6/1/18	623	726
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 9,827	$ 11,106
Williams Partners LP 4.3% 3/4/24	4,754	4,933
		320,352
TOTAL ENERGY		355,123
FINANCIALS - 5.1%
Banks - 2.2%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,382
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)	6,880	7,018
Bank of America Corp.:
1.35% 11/21/16	5,398	5,417
2.6% 1/15/19	43,489	44,135
2.65% 4/1/19	14,468	14,679
3.875% 3/22/17	944	1,010
6.5% 8/1/16	1,220	1,358
Bank of America NA 5.3% 3/15/17	16,651	18,346
Barclays Bank PLC 2.5% 2/20/19	4,000	4,068
BB&T Corp. 3.95% 3/22/22	1,805	1,903
Citigroup, Inc.:
1.3% 11/15/16	9,663	9,702
1.7% 7/25/16	9,000	9,113
1.75% 5/1/18	21,658	21,545
2.55% 4/8/19	24,266	24,510
4.45% 1/10/17	15,842	17,103
5.3% 5/6/44	11,739	11,980
6% 8/15/17	15,053	17,066
Comerica Bank 5.7% 6/1/14	613	613
Comerica, Inc. 4.8% 5/1/15	1,223	1,269
Credit Suisse AG 6% 2/15/18	17,158	19,632
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,625
Discover Bank:
4.2% 8/8/23	4,416	4,648
7% 4/15/20	4,144	4,992
8.7% 11/18/19	745	948
Fifth Third Bancorp:
3.5% 3/15/22	638	657
4.5% 6/1/18	584	639
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
5.45% 1/15/17	$ 4,032	$ 4,439
HBOS PLC 6.75% 5/21/18 (f)	560	646
HSBC Holdings PLC:
4.25% 3/14/24	3,415	3,513
5.25% 3/14/44	2,474	2,611
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,077
Huntington National Bank:
1.3% 11/20/16	4,131	4,157
2.2% 4/1/19	3,200	3,204
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,965
3.125% 1/15/16	20,275	20,856
JPMorgan Chase & Co.:
2% 8/15/17	5,500	5,595
2.35% 1/28/19	49,249	49,815
3.15% 7/5/16	1,641	1,715
KeyBank NA:
5.45% 3/3/16	3,278	3,542
5.8% 7/1/14	9,872	9,913
KeyCorp. 5.1% 3/24/21	628	716
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,558
5% 1/17/17	10,492	11,379
Regions Bank:
6.45% 6/26/37	12,100	14,299
7.5% 5/15/18	13,814	16,448
Regions Financial Corp.:
2% 5/15/18	7,953	7,929
5.75% 6/15/15	1,528	1,603
7.75% 11/10/14	7,190	7,406
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,482	6,478
6% 12/19/23	12,648	13,555
6.1% 6/10/23	8,213	8,897
6.125% 12/15/22	39,429	42,897
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,532
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.: - continued
3.5% 1/20/17	$ 4,862	$ 5,152
Wachovia Bank NA 6% 11/15/17	8,083	9,299
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,109
4.48% 1/16/24	6,481	6,858
		562,682
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,464	2,548
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,128
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,593
2.625% 1/31/19	23,560	23,876
2.9% 7/19/18	10,319	10,665
5.95% 1/18/18	5,343	6,087
6.15% 4/1/18	3,993	4,591
Lazard Group LLC:
4.25% 11/14/20	3,149	3,301
6.85% 6/15/17	6,480	7,384
Merrill Lynch & Co., Inc. 6.4% 8/28/17	5,074	5,818
Morgan Stanley:
2.125% 4/25/18	18,100	18,259
2.5% 1/24/19	43,150	43,815
4% 7/24/15	1,373	1,424
5.625% 9/23/19	547	629
5.95% 12/28/17	301	343
6.625% 4/1/18	1,804	2,112
State Street Corp. 3.1% 5/15/23	7,500	7,314
		163,887
Consumer Finance - 0.5%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,310
Discover Financial Services:
3.85% 11/21/22	2,701	2,741
5.2% 4/27/22	2,488	2,753
6.45% 6/12/17	13,316	15,190
Ford Motor Credit Co. LLC:
1.5% 1/17/17	4,067	4,087
2.375% 3/12/19	19,600	19,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
2.5% 1/15/16	$ 16,000	$ 16,429
2.875% 10/1/18	11,000	11,365
3% 6/12/17	6,246	6,519
4.375% 8/6/23	15,332	16,261
5.875% 8/2/21	12,574	14,726
General Electric Capital Corp. 4.625% 1/7/21	849	947
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,339
1.625% 10/2/15 (f)	2,131	2,154
1.875% 8/9/16 (f)	1,605	1,631
2.125% 10/2/17 (f)	2,357	2,393
2.55% 2/6/19 (f)	6,671	6,757
2.875% 8/9/18 (f)	2,848	2,944
		138,204
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
3.814% 2/10/24	6,121	6,332
4.5% 10/1/20	1,336	1,485
4.742% 3/11/21	6,000	6,736
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,882
JPMorgan Chase Bank 6% 10/1/17	2,460	2,803
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,520
TECO Finance, Inc.:
4% 3/15/16	1,828	1,931
5.15% 3/15/20	164	185
		35,874
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,417
American International Group, Inc.:
2.375% 8/24/15	16,000	16,305
3.8% 3/22/17	6,043	6,485
4.875% 9/15/16	2,262	2,458
4.875% 6/1/22	4,860	5,432
5.6% 10/18/16	5,560	6,141
Aon Corp.:
3.125% 5/27/16	4,743	4,953
3.5% 9/30/15	4,875	5,055
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 129	$ 146
Aon PLC 4.45% 5/24/43	7,000	6,883
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	464
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	2,508	2,596
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,416
5.125% 4/15/22	1,066	1,213
5.375% 3/15/17	685	760
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,758
5% 6/1/21 (f)	8,525	9,438
6.5% 3/15/35 (f)	1,315	1,604
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,207
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	4,077
MetLife, Inc. 6.75% 6/1/16	5,158	5,766
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,478
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,112
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,002
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,018
6% 2/10/20 (f)	9,721	11,169
Prudential Financial, Inc.:
2.3% 8/15/18	888	906
4.5% 11/16/21	1,764	1,943
7.375% 6/15/19	2,520	3,135
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	9,011
Unum Group:
5.625% 9/15/20	3,860	4,462
5.75% 8/15/42	8,065	9,360
7.125% 9/30/16	2,076	2,367
		165,537
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,163
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,731
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. 3.625% 10/1/20	$ 2,800	$ 2,949
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,361
Camden Property Trust:
2.95% 12/15/22	2,417	2,336
4.25% 1/15/24	5,167	5,426
CommonWealth REIT 5.875% 9/15/20	1,166	1,277
Developers Diversified Realty Corp.:
4.625% 7/15/22	4,470	4,806
4.75% 4/15/18	6,131	6,702
7.5% 4/1/17	6,446	7,470
9.625% 3/15/16	1,851	2,127
Duke Realty LP:
3.625% 4/15/23	3,152	3,129
3.875% 10/15/22	5,452	5,548
4.375% 6/15/22	3,753	3,964
5.5% 3/1/16	3,075	3,308
6.75% 3/15/20	1,339	1,602
8.25% 8/15/19	2,643	3,337
Equity One, Inc.:
3.75% 11/15/22	8,200	8,151
5.375% 10/15/15	948	1,005
6% 9/15/17	876	983
6.25% 1/15/17	663	738
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,324
6.2% 1/15/17	501	564
HCP, Inc.:
3.15% 8/1/22	7,000	6,874
4.25% 11/15/23	5,582	5,827
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,641
4.125% 4/1/19	13,700	14,798
4.7% 9/15/17	843	925
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,794
6.25% 6/15/17	996	1,073
6.65% 1/15/18	676	741
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,272
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (f)	2,101	2,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 1,140	$ 1,217
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,207
		121,483
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	1,194	1,201
3.85% 4/15/16	8,775	9,232
4.25% 7/15/22	2,970	3,072
6.125% 4/15/20	2,611	3,029
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,375
4.95% 4/15/18	3,461	3,776
5.7% 5/1/17	309	342
6% 4/1/16	2,770	3,002
7.5% 5/15/15	776	824
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,282
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,766
5.25% 3/15/21	4,138	4,457
ERP Operating LP 5.75% 6/15/17	2,042	2,313
Essex Portfolio LP 5.5% 3/15/17 (f)	3,921	4,361
Liberty Property LP:
3.375% 6/15/23	3,313	3,238
4.125% 6/15/22	3,219	3,352
4.75% 10/1/20	8,747	9,556
5.125% 3/2/15	1,672	1,727
5.5% 12/15/16	2,529	2,774
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,620
3.15% 5/15/23	7,438	6,796
4.5% 4/18/22	2,016	2,038
5.8% 1/15/16	5,020	5,372
7.75% 8/15/19	2,476	2,963
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,298
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,330
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,812	2,920
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.: - continued
5.7% 4/15/17 (f)	$ 4,226	$ 4,580
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,107
Regency Centers LP:
5.25% 8/1/15	3,893	4,096
5.875% 6/15/17	1,771	1,997
Tanger Properties LP:
3.875% 12/1/23	2,716	2,780
6.125% 6/1/20	9,597	11,318
Ventas Realty LP:
1.25% 4/17/17	3,126	3,128
1.55% 9/26/16	1,068	1,081
3.75% 5/1/24	7,900	7,968
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,110
4% 4/30/19	1,999	2,151
		144,332
TOTAL FINANCIALS		1,331,999
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	13,051	13,049
2.2% 5/22/19	32,376	32,378
		45,427
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp. 1.15% 5/15/17	13,051	13,045
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,594
6.3% 8/15/14	2,925	2,959
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,009
4.75% 11/15/21	17,355	19,218
McKesson Corp. 2.284% 3/15/19	6,400	6,442
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,267
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 5,031	$ 5,413
WellPoint, Inc. 1.875% 1/15/18	195	195
		55,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,751
2.4% 2/1/19	1,100	1,114
4.15% 2/1/24	1,690	1,779
		4,644
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,525
Mylan, Inc. 1.35% 11/29/16	2,039	2,049
Perrigo Co. PLC:
1.3% 11/8/16 (f)	1,664	1,665
2.3% 11/8/18 (f)	1,780	1,786
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,173
Zoetis, Inc.:
1.875% 2/1/18	992	996
3.25% 2/1/23	2,418	2,389
		17,583
TOTAL HEALTH CARE		122,796
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	2,021	2,021
6.375% 6/1/19 (f)	5,000	5,800
		7,821
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,117	2,292
6.9% 7/2/19	824	892
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,936	$ 2,082
8.36% 1/20/19	1,508	1,704
		6,970
TOTAL INDUSTRIALS		14,791
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	189
2.375% 12/17/18	1,262	1,270
6.55% 10/1/17	1,119	1,299
		2,758
IT Services - 0.0%
Xerox Corp.:
2.95% 3/15/17	1,143	1,194
4.25% 2/15/15	1,302	1,336
		2,530
TOTAL INFORMATION TECHNOLOGY		5,288
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,462
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,429
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	8,999
4.25% 7/17/42 (f)	1,402	1,275
4.5% 8/13/23 (f)	2,306	2,460
5.625% 10/18/43 (f)	1,582	1,740
		14,474
TOTAL MATERIALS		21,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.3% 3/11/19	$ 7,700	$ 7,777
2.375% 11/27/18	6,500	6,632
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	80
CenturyLink, Inc.:
5.15% 6/15/17	487	530
6% 4/1/17	3,467	3,822
6.15% 9/15/19	4,463	4,865
Embarq Corp.:
7.082% 6/1/16	4,190	4,654
7.995% 6/1/36	36,001	39,288
Verizon Communications, Inc.:
2.5% 9/15/16	69,593	72,046
3.65% 9/14/18	30,250	32,403
4.5% 9/15/20	24,647	27,225
6.25% 4/1/37	4,611	5,536
6.4% 9/15/33	6,073	7,456
6.55% 9/15/43	61,223	77,582
		289,896
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	382
3.625% 3/30/15	3,102	3,171
		3,553
TOTAL TELECOMMUNICATION SERVICES		293,449
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,733
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,648
2.95% 12/15/22	5,032	4,904
Duke Capital LLC 5.668% 8/15/14	3,457	3,493
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,380
6.4% 9/15/20 (f)	11,856	14,021
Edison International 3.75% 9/15/17	4,499	4,815
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 5,228	$ 5,286
4.25% 3/15/23	18,648	18,441
7.375% 11/15/31	32,500	38,211
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,418
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,842
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,332
3.75% 11/15/20	1,034	1,097
Nevada Power Co. 6.5% 8/1/18	2,642	3,143
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	619
Northeast Utilities:
1.45% 5/1/18	1,676	1,651
2.8% 5/1/23	7,613	7,319
NV Energy, Inc. 6.25% 11/15/20	1,957	2,326
Pennsylvania Electric Co. 6.05% 9/1/17	618	681
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,379
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,635
Progress Energy, Inc. 4.4% 1/15/21	405	445
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,377
		158,196
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	403
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,649
		3,052
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,772
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	333	386
Dominion Resources, Inc.:
2.5336% 9/30/66 (j)	17,454	16,121
7.5% 6/30/66 (j)	5,485	5,944
MidAmerican Energy Holdings, Co.:
2% 11/15/18	6,853	6,885
6.5% 9/15/37	3,287	4,244
National Grid PLC 6.3% 8/1/16	973	1,081
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 2,934	$ 3,169
5.25% 9/15/17	1,414	1,578
5.4% 7/15/14	7,266	7,307
5.45% 9/15/20	6,455	7,366
6.4% 3/15/18	3,029	3,500
6.8% 1/15/19	4,065	4,858
PG&E Corp. 2.4% 3/1/19	931	943
Puget Energy, Inc. 6% 9/1/21	813	962
Sempra Energy 2.875% 10/1/22	6,192	6,075
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,882	5,053
		75,472
TOTAL UTILITIES		238,492
TOTAL NONCONVERTIBLE BONDS		2,617,262
TOTAL CORPORATE BONDS (Cost $2,490,976)		2,618,893
U.S. Treasury Obligations - 4.6%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 7/17/14 to 8/21/14 (i)	11,940	11,939
U.S. Treasury Bonds:
3.375% 5/15/44	142,870	144,209
3.625% 2/15/44	26,185	27,715
U.S. Treasury Notes:
0.375% 5/31/16	882,500	882,497
2.5% 5/15/24 (e)	114,564	114,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,178,456)		1,181,193
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.2%
2.303% 6/1/36 (j)	156	165
2.5% 11/1/42 to 7/1/43	3,181	3,024
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.643% 7/1/37 (j)	$ 336	$ 359
3% 10/1/42 to 10/1/43	70,324	69,653
3.5% 1/1/34 to 1/1/44	273,126	279,948
3.5% 6/1/44 (h)	19,100	19,670
3.5% 6/1/44 (h)	4,400	4,531
4% 2/1/35 to 1/1/44	46,304	49,233
4% 6/1/44 (h)	12,300	13,027
4% 6/1/44 (h)	5,600	5,931
4% 6/1/44 (h)	800	847
4% 6/1/44 (h)	6,400	6,778
4% 6/1/44 (h)	2,400	2,542
4.5% 12/1/23 to 5/1/44	24,647	26,682
4.5% 6/1/44 (h)	28,100	30,373
4.5% 6/1/44 (h)	4,400	4,756
5% 2/1/42	22,707	25,115
5% 6/1/44 (h)	300	331
5.5% 9/1/24 to 12/1/38	16,230	18,073
5.5% 6/1/44 (h)	650	724
6% 6/1/35 to 8/1/37	6,053	6,865
6.5% 7/1/32 to 8/1/36	1,204	1,394
TOTAL FANNIE MAE		570,021
Freddie Mac - 0.1%
3.065% 10/1/35 (j)	210	225
3.5% 6/1/42 to 10/1/43	17,192	17,603
4% 6/1/24 to 9/1/25	1,665	1,781
4.5% 7/1/25 to 12/1/40	730	789
5% 3/1/19	1,655	1,754
5.5% 1/1/34 to 3/1/40	1,333	1,489
6% 7/1/37 to 8/1/37	418	470
6.5% 3/1/36	876	1,013
TOTAL FREDDIE MAC		25,124
Ginnie Mae - 0.1%
4% 9/20/40 to 2/20/41	12,768	13,663
4% 6/1/44 (h)	3,000	3,199
4% 6/1/44 (h)	1,300	1,388
5% 5/15/39	1,510	1,664
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 3,003	$ 3,398
6% 2/15/34	6,957	8,059
TOTAL GINNIE MAE		31,371
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $616,203)		626,516
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (j)	729	640
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (j)	338	313
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,447
Class D, 3.31% 10/8/19	880	917
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (j)	64	58
Series 2004-R2 Class M3, 0.9773% 4/25/34 (j)	99	65
Series 2005-R2 Class M1, 0.6% 4/25/35 (j)	843	836
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (j)	53	50
Series 2004-W11 Class M2, 1.2% 11/25/34 (j)	616	558
Series 2004-W7 Class M1, 0.9773% 5/25/34 (j)	1,600	1,472
Series 2006-W4 Class A2C, 0.31% 5/25/36 (j)	1,320	467
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (j)	2,134	1,982
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (j)	29	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (j)	1,978	1,214
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	777	779
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6073% 4/25/34 (j)	91	66
Series 2004-4 Class M2, 0.9473% 6/25/34 (j)	349	344
Series 2004-7 Class AF5, 5.868% 1/25/35 (d)	2,234	2,343
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (j)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (j)	319	257
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (j)	$ 16	$ 15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (j)	1,041	863
Class M4, 1.17% 1/25/35 (j)	381	213
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (f)(j)	2,535	2,163
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (f)(j)	61	59
Series 2006-2A:
Class A, 0.3311% 11/15/34 (f)(j)	1,075	1,010
Class B, 0.4311% 11/15/34 (f)(j)	388	357
Class C, 0.5311% 11/15/34 (f)(j)	645	563
Class D, 0.9011% 11/15/34 (f)(j)	245	209
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (f)(j)	630	633
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (j)	317	302
Series 2003-3 Class M1, 1.44% 8/25/33 (j)	566	531
Series 2003-5 Class A2, 0.85% 12/25/33 (j)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (j)	1,642	889
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (j)	3,185	206
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (j)	1,261	1,245
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (j)	309	306
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (j)	2,909	472
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (j)	520	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (j)	133	113
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (j)	506	434
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (j)	812	746
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (j)	2,229	2,111
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (j)	63	60
Series 2005-NC1 Class M1, 0.81% 1/25/35 (j)	439	404
Series 2005-NC2 Class B1, 1.905% 3/25/35 (j)	268	16
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (j)	1,566	1,306
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (j)	$ 585	$ 526
Class M4, 1.6% 9/25/34 (j)	750	479
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (j)	1,620	1,326
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (j)	6	5
Santander Drive Auto Receivables Trust Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,464
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (j)	1,076	948
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (j)	1,070	956
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (j)	55	39
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (j)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (f)(j)	2,206	607
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (f)(j)	1,964	1,954
TOTAL ASSET-BACKED SECURITIES (Cost $32,559)		42,446
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (j)	1,507	1,505
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	3,702	3,575
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (j)	725	724
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (f)(j)	5,276	5,223
Class A5, 0.2893% 12/20/54 (f)(j)	4,249	4,211
Series 2006-2 Class A4, 0.2293% 12/20/54 (j)	1,575	1,559
Series 2006-3:
Class A3, 0.2293% 12/20/54 (j)	758	751
Class A7, 0.3493% 12/20/54 (j)	824	817
Class M2, 0.7093% 12/20/54 (j)	5,460	5,253
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater: - continued
Series 2006-4:
Class A4, 0.2493% 12/20/54 (j)	$ 2,417	$ 2,393
Class B1, 0.3293% 12/20/54 (j)	4,556	4,405
Class M1, 0.4893% 12/20/54 (j)	1,198	1,150
Series 2007-1:
Class 1B1, 0.2893% 12/20/54 (j)	5,806	5,641
Class 1M1, 0.4493% 12/20/54 (j)	1,611	1,552
Class 2A1, 0.2893% 12/20/54 (j)	1,896	1,879
Class 2M1, 0.6493% 12/20/54 (j)	2,067	1,988
Series 2007-2:
Class 1B1, 0.311% 12/17/54 (j)	767	744
Class 2C1, 1.011% 12/17/54 (j)	2,864	2,766
Class 3A1, 0.331% 12/17/54 (j)	338	335
sequential payer Series 2006-3 Class B2, 0.4893% 12/20/54 (j)	5,461	5,327
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (j)	472	487
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (j)	1,413	1,197
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (j)	583	479
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (j)	1,059	970
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (j)	1,531	1,457
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (f)(j)	602	554
Class B6, 3.0004% 7/10/35 (f)(j)	128	119
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (j)	31	29
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (j)	170	170
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.35% 9/25/36 (j)	2,328	2,065
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.79% 9/25/43 (j)	2,755	2,709
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,975)		62,034
Commercial Mortgage Securities - 1.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (j)(l)	$ 446	$ 11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (j)	469	479
Series 2006-3 Class A4, 5.889% 7/10/44	736	797
Series 2006-5 Class A2, 5.317% 9/10/47	2,967	2,982
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,694
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	4,082	4,165
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	84
Series 2007-3:
Class A3, 5.7155% 6/10/49 (j)	2,085	2,084
Class A4, 5.7155% 6/10/49 (j)	2,739	3,016
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,178
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (f)(j)	47	42
Series 2005-3A:
Class A2, 0.55% 11/25/35 (f)(j)	403	351
Class M1, 0.59% 11/25/35 (f)(j)	53	38
Class M2, 0.64% 11/25/35 (f)(j)	67	48
Class M3, 0.66% 11/25/35 (f)(j)	60	43
Class M4, 0.75% 11/25/35 (f)(j)	75	51
Series 2005-4A:
Class A2, 0.54% 1/25/36 (f)(j)	1,038	943
Class B1, 1.55% 1/25/36 (f)(j)	86	17
Class M1, 0.6% 1/25/36 (f)(j)	335	186
Class M2, 0.62% 1/25/36 (f)(j)	100	53
Class M3, 0.65% 1/25/36 (f)(j)	147	75
Class M4, 0.76% 1/25/36 (f)(j)	81	39
Class M5, 0.8% 1/25/36 (f)(j)	81	28
Class M6, 0.85% 1/25/36 (f)(j)	86	24
Series 2006-1:
Class A2, 0.51% 4/25/36 (f)(j)	167	142
Class M1, 0.53% 4/25/36 (f)(j)	60	42
Class M2, 0.55% 4/25/36 (f)(j)	63	43
Class M3, 0.57% 4/25/36 (f)(j)	54	35
Class M4, 0.67% 4/25/36 (f)(j)	31	19
Class M5, 0.71% 4/25/36 (f)(j)	30	18
Class M6, 0.79% 4/25/36 (f)(j)	59	31
Series 2006-2A:
Class M1, 0.46% 7/25/36 (f)(j)	151	104
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-2A: - continued
Class M2, 0.48% 7/25/36 (f)(j)	$ 106	$ 72
Class M3, 0.5% 7/25/36 (f)(j)	88	60
Class M4, 0.57% 7/25/36 (f)(j)	60	40
Class M5, 0.62% 7/25/36 (f)(j)	73	33
Series 2006-3A Class M4, 0.58% 10/25/36 (f)(j)	67	8
Series 2006-4A:
Class A2, 0.42% 12/25/36 (f)(j)	3,155	2,638
Class M1, 0.44% 12/25/36 (f)(j)	210	143
Class M2, 0.46% 12/25/36 (f)(j)	140	61
Class M3, 0.49% 12/25/36 (f)(j)	141	43
Series 2007-1 Class A2, 0.42% 3/25/37 (f)(j)	654	457
Series 2007-2A:
Class A1, 0.42% 7/25/37 (f)(j)	671	555
Class A2, 0.47% 7/25/37 (f)(j)	629	459
Class M1, 0.52% 7/25/37 (f)(j)	220	72
Class M2, 0.56% 7/25/37 (f)(j)	121	21
Class M3, 0.64% 7/25/37 (f)(j)	122	12
Class M4, 0.8% 7/25/37 (f)(j)	62	2
Series 2007-3:
Class A2, 0.44% 7/25/37 (f)(j)	646	465
Class M1, 0.46% 7/25/37 (f)(j)	129	83
Class M2, 0.49% 7/25/37 (f)(j)	137	78
Class M3, 0.52% 7/25/37 (f)(j)	215	93
Class M4, 0.65% 7/25/37 (f)(j)	339	84
Class M5, 0.75% 7/25/37 (f)(j)	178	40
Class M6, 0.95% 7/25/37 (f)(j)	16	0*
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (f)(j)	262	29
Class M2, 1.2043% 9/25/37 (f)(j)	262	13
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	1,653	66
Series 2006-3A, Class IO, 0% 10/25/36 (f)(j)(l)	20,365	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(j)(l)	4,264	220
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (f)(j)	201	201
Class J, 0.8511% 3/15/22 (f)(j)	653	634
sequential payer:
Series 2007-PW16:
Class A4, 5.8964% 6/11/40 (j)	769	859
Class AAB, 5.8964% 6/11/40 (j)	3,917	4,047
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,535
Series 2006-T22 Class A4, 5.761% 4/12/38 (j)	160	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (f)(j)(l)	$ 66,684	$ 387
Series 2007-T28 Class X2, 0.304% 9/11/42 (f)(j)(l)	40,940	106
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (f)(j)	533	514
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (f)(j)(l)	2,786	27
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8927% 12/10/49 (j)	4,371	4,849
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,061	1,081
Class A4, 5.322% 12/11/49	19,611	21,418
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,468	1,403
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (f)(j)	138	138
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (f)(j)	428	426
sequential payer Series 2007-C9 Class A4, 5.9863% 12/10/49 (j)	2,907	3,262
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,477	1,595
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	25	25
Series 2007-C3 Class A4, 5.8658% 6/15/39 (j)	499	543
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,189	1,314
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (f)(j)	4,688	4,583
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (j)(l)	77	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(j)(l)	6	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (f)(j)	62	62
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(j)	2,009	285
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (f)(j)	1,416	1,416
Class A2FL, 0.851% 12/5/31 (f)(j)	1,520	1,519
Class BFL, 1.251% 12/5/31 (f)(j)	5,610	5,618
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Extended Stay America Trust floater Series 2013-ESFL: - continued
Class CFL, 1.651% 12/5/31 (f)(j)	$ 3,980	$ 3,989
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	15,590	17,042
Series 2001-1 Class X1, 1.3938% 5/15/33 (f)(j)(l)	192	5
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,105
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (f)(j)(l)	18,573	19
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	36	36
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,998	3,257
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,409
Class DFX, 4.4065% 11/5/30 (f)	12,899	13,391
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (f)(j)	171	169
Class F, 0.4811% 11/15/18 (f)(j)	383	377
Class G, 0.5111% 11/15/18 (f)(j)	332	322
Class H, 0.6511% 11/15/18 (f)(j)	255	246
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	63	63
Class A4, 5.429% 12/12/43	8,980	9,700
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,431	12,404
Class A4, 5.399% 5/15/45	825	890
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,249
Series 2007-CB18 Class A4, 5.44% 6/12/47	700	767
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (j)	4,648	5,146
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (j)	423	423
Class A4, 5.9891% 6/15/49 (j)	34,884	38,510
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,524	19,204
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (j)	1,390	1,500
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (j)	108	13
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (j)	1,054	1,175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 591	$ 642
Series 2006-C7 Class A2, 5.3% 11/15/38	678	701
Series 2007-C1 Class A4, 5.424% 2/15/40	4,042	4,430
Series 2007-C2 Class A3, 5.43% 2/15/40	2,403	2,644
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,580	1,694
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,980	3,369
Class XCP, 0.4192% 9/15/45 (j)(l)	74,046	121
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (f)(j)	111	110
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (f)(j)	1,143	1,020
Series 2007-C1 Class A4, 6.0324% 6/12/50 (j)	4,974	5,535
Series 2008-C1 Class A4, 5.69% 2/12/51	2,751	3,089
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (j)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	496	508
Series 2007-5:
Class A4, 5.378% 8/12/48	8,260	8,940
Class B, 5.479% 8/12/48	3,942	1,878
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	10,897	11,999
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	4,599	5,095
Series 2006-4 Class XP, 0.8119% 12/12/49 (j)(l)	17,997	62
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,314	434
Series 2007-7 Class B, 5.9126% 6/12/50 (j)	114	4
Series 2007-8 Class A3, 6.0908% 8/12/49 (j)	1,133	1,269
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (f)(j)	393	245
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (f)(j)	754	748
Class D, 0.342% 10/15/20 (f)(j)	732	721
Class E, 0.402% 10/15/20 (f)(j)	916	897
Class F, 0.452% 10/15/20 (f)(j)	550	536
Class G, 0.492% 10/15/20 (f)(j)	680	655
Class H, 0.582% 10/15/20 (f)(j)	428	391
Class J, 0.732% 10/15/20 (f)(j)	247	127
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	$ 151	$ 151
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (j)	334	353
Series 2006-T23 Class A3, 5.9816% 8/12/41 (j)	600	606
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	10,971	12,113
Class AAB, 5.654% 4/15/49	2,117	2,191
Class B, 5.9061% 4/15/49 (j)	323	72
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	69
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (f)(j)	1,148	1,126
Class J, 0.7511% 9/15/21 (f)(j)	434	417
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (f)(j)	4,581	4,228
Class LXR1, 0.8511% 6/15/20 (f)(j)	162	159
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,606
Series 2007-C31 Class A4, 5.509% 4/15/47	46,948	50,984
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (j)	24,570	26,989
Class A5, 6.1321% 2/15/51 (j)	870	974
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,347
Series 2005-C22:
Class B, 5.5471% 12/15/44 (j)	2,914	2,925
Class F, 5.5471% 12/15/44 (f)(j)	2,191	482
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	7,210	7,704
Series 2006-C27 Class A1A, 5.749% 7/15/45 (j)	12,114	13,196
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,942	3,707
Class D, 5.513% 12/15/43 (j)	2,102	1,800
Series 2007-C31 Class C, 5.8591% 4/15/47 (j)	361	347
Series 2007-C31A Class A2, 5.421% 4/15/47	956	957
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $443,931)		484,570
Municipal Securities - 1.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 2,300	$ 2,339
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,767
7.3% 10/1/39	18,960	26,510
7.5% 4/1/34	8,780	12,458
7.55% 4/1/39	16,130	23,664
7.6% 11/1/40	24,550	36,416
7.625% 3/1/40	2,920	4,257
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,467
Series 2010 C1, 7.781% 1/1/35	7,055	8,756
Series 2012 B, 5.432% 1/1/42	1,845	1,832
6.05% 1/1/29	475	489
6.314% 1/1/44	12,665	14,027
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (n)	38,500	39,438
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	540	578
5.1% 6/1/33	42,555	43,062
Series 2010, 4.421% 1/1/15	5,980	6,110
Series 2010-1, 6.63% 2/1/35	17,960	20,558
Series 2010-3:
5.547% 4/1/19	185	205
6.725% 4/1/35	8,580	9,994
7.35% 7/1/35	5,140	6,239
Series 2011:
4.961% 3/1/16	580	618
5.365% 3/1/17	215	236
5.665% 3/1/18	8,220	9,209
5.877% 3/1/19	18,170	20,545
Series 2013:
1.28% 12/1/15	4,975	5,001
4% 12/1/20	7,040	7,236
TOTAL MUNICIPAL SECURITIES (Cost $285,739)		303,011
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	$ 6,350	$ 6,531
5.75% 9/26/23 (f)	5,809	6,225
Brazilian Federative Republic:
4.25% 1/7/25	12,300	12,546
5.625% 1/7/41	6,113	6,602
Italian Republic:
3.125% 1/26/15	10,287	10,458
4.5% 1/21/15	7,717	7,914
4.75% 1/25/16	7,716	8,219
5.375% 6/12/17	4,630	5,140
United Mexican States:
3.5% 1/21/21	6,500	6,744
4% 10/2/23	14,090	14,830
4.75% 3/8/44	6,152	6,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $87,998)		91,484
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $960)	951	977
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(j) (Cost $1,359)	1,204	1,339
Fixed-Income Funds - 6.3%
	Shares
Fidelity High Income Central Fund 2 (k)	6,005,648	714,612
Fidelity Mortgage Backed Securities Central Fund (k)	8,528,638	924,334
TOTAL FIXED-INCOME FUNDS (Cost $1,480,047)		1,638,946
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	702,023,529	$ 702,024
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	76,452,632	76,453
TOTAL MONEY MARKET FUNDS (Cost $778,477)		778,477
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $21,283,465)		26,075,963
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(146,582)
NET ASSETS - 100%		$ 25,929,381
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/44	$ (8,000)	(8,239)
4% 6/1/44	(8,800)	(9,321)
4% 6/1/44	(6,400)	(6,778)
4% 6/1/44	(2,400)	(2,542)
4.5% 6/1/44	(8,100)	(8,755)
4.5% 6/1/44	(400)	(432)
TOTAL FANNIE MAE		(36,067)
Ginnie Mae
4% 6/1/44	(100)	(107)
TOTAL TBA SALE COMMITMENTS (Proceeds $36,101)		$ (36,174)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,622 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 251,909	$ 8,705

The face value of futures purchased as a percentage of net assets is 1%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 120	$ (117)	$ 0	$ (117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $381,750,000 or 1.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,939,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,832,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 38,500
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 507
Fidelity High Income Central Fund 2	31,236
Fidelity Mortgage Backed Securities Central Fund	19,490
Fidelity Securities Lending Cash Central Fund	430
Total	$ 51,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 31,236	$ -	$ 714,612	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	19,490	530,217	924,334	8.7%
Total	$ 2,058,518	$ 50,726	$ 530,217	$ 1,638,946
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,139,848	$ 2,124,394	$ -	$ 15,454
Consumer Staples	1,892,749	1,839,346	53,403	-
Energy	1,945,637	1,945,637	-	-
Financials	2,810,913	2,780,119	30,794	-
Health Care	2,478,693	2,359,055	119,638	-
Industrials	1,856,420	1,856,420	-	-
Information Technology	3,337,861	3,322,362	11,458	4,041
Materials	742,843	742,843	-	-
Telecommunication Services	408,703	400,787	7,916	-
Utilities	632,410	632,410	-	-
Corporate Bonds	2,618,893	-	2,618,893	-
U.S. Government and Government Agency Obligations	1,181,193	-	1,181,193	-
U.S. Government Agency - Mortgage Securities	626,516	-	626,516	-
Asset-Backed Securities	42,446	-	39,171	3,275
Collateralized Mortgage Obligations	62,034	-	61,361	673
Commercial Mortgage Securities	484,570	-	484,501	69
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 303,011	$ -	$ 303,011	$ -
Foreign Government and Government Agency Obligations	91,484	-	91,484	-
Bank Notes	977	-	977	-
Preferred Securities	1,339	-	1,339	-
Fixed-Income Funds	1,638,946	1,638,946	-	-
Money Market Funds	778,477	778,477	-	-
Total Investments in Securities:	$ 26,075,963	$ 20,420,796	$ 5,631,655	$ 23,512
Derivative Instruments:
Assets
Futures Contracts	$ 8,705	$ 8,705	$ -	$ -
Liabilities
Swaps	$ (117)	$ -	$ (117)	$ -
Total Derivative Instruments:	$ 8,588	$ 8,705	$ (117)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (36,174)	$ -	$ (36,174)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $21,347,841,000. Net unrealized appreciation aggregated $4,728,122,000, of which $4,935,443,000 related to appreciated investment securities and $207,321,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014